UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc. 2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208
(Address of principal executive offices)	(Zip code)

Capitol Services, Inc.

615 S. Dupont Hwy.

Dover, DE 19901

(Name and address of agent for service)

With a copy to:

John H. Lively, Esq.

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group

11300 Tomahawk Creek Parkway,

Suite 310

Leawood, KS 66221

Registrant’s telephone number, including area code: 317-917-7000

Date of fiscal year end: 1/31

Date of reporting period: 7/31/2014

Item 1. Reports to Stockholders.

Golub Group Equity Fund

Semi-Annual Report

July 31, 2014

Fund Adviser:

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

Toll Free (866) 954-6682

Investment Results (Unaudited)

Total Returns*

(For the periods ended July 31, 2014)

			Average Annual
	Six Months	1 Year	3 Year	Since Inception (April 1, 2009)
Golub Group Equity Fund	8.92%	14.95%	16.90%	17.56%
S&P 500® Index**	9.44%	16.94%	16.84%	20.55%
Total annual operating expenses, as disclosed in the most recent supplement to the Fund’s prospectus, were
1.46% of average daily net assets (1.26% after fee waivers/expense reimbursements by the Adviser.) The
Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until
May 31, 2015, so that Total Annual Fund Operating Expenses do not exceed 1.25%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser. This operating expense limitation does not apply to: (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with generally accepted accounting principles, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business,
(vi) dividend expense on short sales, (vii) expenses incurred under a plan of distribution under Rule 12b-1, and
(viii) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Fees and Expense of Acquired Funds,” which are the expenses indirectly incurred by the Fund as a result of investing in money market funds or other investment companies, including ETFs, that have their own expenses. The Adviser may be entitled to the reimbursement of any fees waived or expenses reimbursed pursuant to the agreement provided overall expenses fall below the limitations set forth above. The Adviser may recoup the sum of all fees previously waived or expenses reimbursed during any of the previous three
(3) years, less any reimbursement previously paid, provided total expenses do not exceed the limitation set forth above.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-866-954-6682.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P 500® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing. The Fund is distributed by Unified Financial Securities, Inc., member FINRA.

1

Fund Holdings (Unaudited)

[1]	As a percentage of net assets.

The investment objective of the Golub Group Equity Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2

Summary of Fund’s Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning and held for the entire period from February 1, 2014 to July 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period Ended*
	February 1, 2014	July 31, 2014	July 31, 2014
Golub Group Equity Fund
Actual	$1,000.00	$1,089.20	$6.48
Hypothetical**	$1,000.00	$1,018.60	$6.26

*	Expenses are equal to the Fund’s annualized net expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365.
**	Assumes a 5% return before expenses.

3

Schedule of Investments (Unaudited)

July 31, 2014

Shares		Fair Value
COMMON STOCKS – 89.24%

	Consumer Discretionary 2.85%
38,645	General Motors Co.	$1,306,974

	Consumer Staples 10.47%
8,575	Anheuser-Busch InBev NV ADR	925,929
33,950	Coca-Cola Co./The	1,333,895
9,265	Diageo PLC ADR	1,113,838
16,225	PepsiCo, Inc.	1,429,422

		4,803,084

	Energy 8.38%
21,225	Devon Energy Corp.	1,602,487
8,550	Exxon Mobil Corp.	845,937
17,215	National Oilwell Varco, Inc.	1,395,104

		3,843,528

	Financials 23.54%
26,050	American International Group, Inc.	1,354,079
165,900	Bank of America Corp.	2,529,975
51,800	Bank of New York Mellon Corp./The	2,022,272
14,925	Berkshire Hathaway, Inc. – Class B*	1,872,043
38,465	Citigroup, Inc.	1,881,323
22,350	Wells Fargo & Co.	1,137,615

		10,797,307

	Health Care 9.98%
6,300	C.R. Bard, Inc.	940,149
16,710	Hospira, Inc.*	926,904
13,050	Johnson & Johnson	1,306,175
26,300	Teva Pharmaceutical Industries Ltd. ADR	1,407,050

		4,580,278

	Industrials 10.64%
6,550	FedEx Corp.	962,064
71,885	General Electric Co.	1,807,908
7,270	Northrop Grumman Corp.	896,173
6,298	United Parcel Service, Inc. – Class B	611,473
5,725	United Technologies Corp.	601,984

		4,879,602

See accompanying notes which are an integral part of the financial statements.

4

Schedule of Investments (Unaudited) (continued)

July 31, 2014

Shares		Fair Value
COMMON STOCKS – (continued)

	Information Technology 23.38%
14,340	Apple, Inc.	$1,370,474
56,600	Cisco Systems, Inc.	1,428,018
25,645	eBay, Inc.*	1,354,056
23,650	Fiserv, Inc.*	1,458,495
2,320	Google, Inc. – Class A*	1,344,556
1,050	Google, Inc. – Class C*	600,180
44,450	Microsoft Corp.	1,918,462
17,000	QUALCOMM, Inc.	1,252,900

		10,727,141

	Total Common Stocks (Cost $30,511,667)	40,937,914

MONEY MARKET SECURITIES – 10.14%
4,653,105	Fidelity Institutional Money Market Portfolio – Institutional Class, 0.09%(a)	4,653,105

	Total Money Market Securities (Cost $4,653,105)	4,653,105

	Total Investments (Cost $35,164,772) 99.38%	$45,591,019

	Other Assets in Excess of Liabilities 0.62%	282,165

	TOTAL NET ASSETS 100.00%	$45,873,184

(a)	Rate disclosed is the seven day yield as of July 31, 2014.
*	Non-income producing security.
ADR	– American Depositary Receipt

See accompanying notes which are an integral part of the financial statements.

5

Statement of Assets and Liabilities (Unaudited)

July 31, 2014

Assets
Investments in securities at fair value (cost $35,164,772)	$45,591,019
Receivable for investments sold	591,730
Dividends receivable	10,976
Tax reclaims receivable	203
Prepaid expenses	4,237
Total Assets	46,198,165
Liabilities
Payable for fund shares redeemed	258,039
Payable to Adviser	36,468
Payable to administrator, fund accountant, transfer agent, and chief compliance officer	15,655
Payable to custodian	1,076
Payable to trustees	1,246
Other accrued expenses	12,497
Total Liabilities	324,981
Net Assets	$45,873,184
Net Assets consist of:
Paid-in capital	$32,282,604
Accumulated undistributed net investment income	74,569
Accumulated undistributed net realized gain from investments	3,089,764
Net unrealized appreciation on investments	10,426,247
Net Assets	$45,873,184
Shares outstanding (unlimited number of shares authorized, no par value)	2,348,245
Net asset value, offering and redemption price per share	$19.54

6

See accompanying notes which are an integral part of the financial statements.

Statement of Operations (Unaudited)

For the six months ended July 31, 2014

Investment Income
Dividend income (net of foreign taxes withheld of $7,130)	$363,623
Total investment income	363,623
Expenses
Investment Adviser	220,980
Administration	19,897
Fund accounting	12,397
Transfer agent	17,634
Legal	7,311
Registration	2,947
Custodian	3,319
Audit	7,439
Trustee	3,345
Insurance	509
Pricing	620
Printing	4,799
Miscellaneous	1,290
Total expenses	302,487
Fees waived by Adviser	(26,068)
Net operating expenses	276,419
Net investment income	87,204
Net Realized and Unrealized Gain on Investments
Net realized gain on investment securities transactions	1,828,950
Net change in unrealized appreciation of investment securities	1,797,677
Net realized and unrealized gain on investments	3,626,627
Net increase in net assets resulting from operations	$3,713,831

7

See accompanying notes which are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2014 (Unaudited)	For the Year Ended January 31, 2014
Increase in Net Assets due to: Operations
Net investment income	$87,204	$215,423
Net realized gain on investment securities transactions	1,828,950	2,997,985
Net change in unrealized appreciation of investments	1,797,677	3,420,746
Net increase in net assets resulting from operations	3,713,831	6,634,154
Distributions
From net investment income	–	(220,112)
From net realized gains	–	(1,972,205)
Total distributions	–	(2,192,317)
Capital Transactions
Proceeds from shares sold	5,151,992	7,788,369
Reinvestment of distributions	–	2,192,317
Amount paid for shares redeemed	(4,076,867)	(5,855,754)
Net increase in net assets resulting from capital transactions	1,075,125	4,124,932
Total Increase in Net Assets	4,788,956	8,566,769
Net Assets
Beginning of period	41,084,228	32,517,459
End of period	$45,873,184	$41,084,228
Accumulated undistributed net investment income (loss) included in net assets at end of period	$74,569	$(12,635)
Share Transactions
Shares sold	271,426	438,267
Shares issued in reinvestment of distributions	–	121,931
Shares redeemed	(213,178)	(333,667)
Net increase in share transactions	58,248	226,531

8

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2014 (Unaudited)		For the Year Ended January 31,				For the Period Ended January 31, 2010(a)
			2014	2013	2012	2011
Selected Per Share Data:
Net asset value, beginning of period	$17.94		$15.76	$14.00	$14.58	$12.85	$10.00
Income from investment operations:
Net investment income	0.04		0.10 (b)	0.14 (b)	0.15 (b)	0.11 (b)	0.11	(b)
Net realized and unrealized gain on investments	1.56		3.09	2.12	0.20	2.09	2.83

Total income from investment operations	1.60		3.19	2.26	0.35	2.20	2.94

Less distributions to shareholders:
From net investment income	–		(0.10)	(0.14)	(0.14)	(0.09)	(0.09)
From net realized gains	–		(0.91)	(0.36)	(0.79)	(0.38)	–	(c)

Total distributions	–		(1.01)	(0.50)	(0.93)	(0.47)	(0.09)

Net asset value, end of period	$19.54		$17.94	$15.76	$14.00	$14.58	$12.85

Total Return(d)	8.92	%(e)	20.20%	16.34%	2.65%	17.20%	29.37	%(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$45,873		$41,084	$32,517	$23,946	$19,574	$9,390
Ratio of expenses to average net assets after expense waiver and reimbursement	1.25	%(f)	1.25%	1.25%	1.25%	1.25%	1.25	%(f)
Ratio of expenses to average net assets before expense waiver and reimbursement	1.37	%(f)	1.45%	1.57%	1.75%	2.21%	3.45	%(f)
Ratio of net investment income to average net assets after expense waiver and reimbursement	0.40	%(f)	0.58%	0.95%	1.03%	0.82%	1.07	%(f)
Ratio of net investment income (loss) to average net assets before expense waiver and reimbursement	0.28	%(f)	0.38%	0.63%	0.53%	-0.14%	-1.13	%(f)
Portfolio turnover rate	15.75	%(e)	29.83%	16.79%	27.33%	23.15%	8.58	%(e)

(a)	For the period April 1, 2009 (Commencement of Operations) to January 31, 2010.
(b)	Net investment income per share is calculated by dividing net investment income by the average shares outstanding throughout the period.
(c)	Distributions to shareholders resulted in less than $0.005 per share.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(e)	Not annualized
(f)	Annualized

9

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

July 31, 2014

NOTE 1. ORGANIZATION

The Golub Group Equity Fund (the “Fund”) was organized as an open-end diversified series of the Valued Advisers Trust (the “Trust”) on April 1, 2009. The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Golub Group, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation. A secondary objective is to provide current income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (”FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of, and during the six months ended July 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The first in, first out method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

10

Notes to Financial Statements (Unaudited) (continued)

July 31, 2014

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute all or substantially all of its net investment income, if any, as dividends to its shareholders on at least an annual basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

11

Notes to Financial Statements (Unaudited) (continued)

July 31, 2014

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.

When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

12

Notes to Financial Statements (Unaudited) (continued)

July 31, 2014

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Valuation Inputs
Assets	Level 1 Quoted Prices in Active Markets	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks*	$40,937,914	$–	$–	$40,937,914
Money Market Securities	4,653,105	–	–	4,653,105
Total	$45,591,019	$–	$–	$45,591,019
*	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any investments at any time during the reporting period in which other significant observable inputs (Level 2) were used in determining fair value. The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. There were no transfers between any levels during the period ended July 31, 2014.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the average daily net assets of the Fund. For the six months ended July 31, 2014, the Adviser earned a fee of $220,980 from the Fund before the waivers described below. At July 31, 2014, the Fund owed the Adviser $36,468.

The Adviser has contractually agreed to waive or limit its fee and reimburse certain Fund operating expenses, until May 31, 2015, so that the ratio of total annual operating expenses does not exceed 1.25%. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses.” Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including ETFs, closed-end funds and money market funds that have their own expenses. For the six months ended July 31, 2014, the Adviser waived fees of $26,068.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without

13

Notes to Financial Statements (Unaudited) (continued)

July 31, 2014

exceeding the expense limitations described above. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2014 are as follows:

Amount	Recoverable through January 31,
$107,613	2015
91,129	2016
74,349	2017
26,068	2018

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative and compliance services, including all regulatory reporting and necessary office equipment and personnel. For the six months ended July 31, 2014, HASI earned fees of $19,897 for administrative and compliance services provided to the Fund. At July 31, 2014, HASI was owed $6,100 from the Fund for administrative and compliance services. Certain officers and one Trustee of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended July 31, 2014, the Custodian earned fees of $3,319 for custody services provided to the Fund. At July 31, 2014, the Custodian was owed $1,076 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended July 31, 2014, HASI earned fees of $17,634 for transfer agent services to the Fund. At July 31, 2014, the Fund owed HASI $5,432 for transfer agent services. For the six months ended July 31, 2014, HASI earned fees of $12,397 from the Fund for fund accounting services. At July 31, 2014, HASI was owed $4,063 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% of the average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Fund or Distributor may pay all or a portion of these fees to any recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plan is not active and will not be activated prior to May 31, 2015.

Unified Financial Securities, Inc. acts as the principal distributor of the Fund’s shares. There were no payments made by the Fund to the Distributor during the six months ended July 31, 2014. An

14

Notes to Financial Statements (Unaudited) (continued)

July 31, 2014

officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 5. INVESTMENTS

For the six months ended July 31, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

Amount
Purchases
U.S. Government Obligations	$–
Other	6,791,961
Sales
U.S. Government Obligations	$–
Other	6,358,654

NOTE 6. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a) (9) of the Investment Company Act of 1940. At July 31, 2014, Charles Schwab owned, as record shareholder, 94.78% of the outstanding shares of the Fund. The Trust does not know whether Charles Schwab or any of the underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

NOTE 8. FEDERAL TAX INFORMATION

At July 31, 2014, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Appreciation	$10,553,323
Gross (Depreciation)	(127,595)
Net Appreciation (Depreciation) on Investments	$10,425,728

At July 31, 2014, the aggregate cost of securities for federal income tax purposes was $35,165,291 for the Fund.

15

Notes to Financial Statements (Unaudited) (continued)

July 31, 2014

The tax characterization of distributions for the fiscal year ended January 31, 2014 was as follows:

2014
Distributions paid from:
Ordinary Income*	$463,691
Long-Term Capital Gain	1,728,626
$2,192,317
*	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At January 31, 2014, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Ordinary Income	$33,518
Undistributed Long-Term Capital Gains	1,227,815
Accumulated Capital and Other Losses	(12,635)
Unrealized Appreciation (Depreciation)	8,628,051
$9,876,749

At January 31, 2014, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales in the amount of $519.

Under current tax law, net investment losses realized after December 31 and capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred losses as follows:

Late Year Ordinary Loss
Golub Group Equity Fund	$12,635

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 10. PROXY VOTING RESULTS

On May 21, 2014, a special meeting of the shareholders of the Fund was held at the offices of the Trust for the purpose of:

1.	Approval an investment advisory agreement with respect to the Fund between Golub Group, LLC and the Trust.

2.	Approval and ratification of the retention of payments of certain advisory fees for advisory services performed by the Golub Group, LLC and to approve and ratify the right to recoup advisory fees waived and/or expenses reimbursed to the Fund by Golub Group, LLC.

16

Notes to Financial Statements (Unaudited) (continued)

July 31, 2014

Below are the voting results from the special meeting:

1.	Approval of investment advisory agreement:

For	2,034,524
Against	0
Abstain	3,261

2.	Approval and ratification of retention of payments and recoupment of advisory fees waived/reimbursed:

For	2,034,524
Against	0
Abstain	3,261

NOTE 11. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. These were no items requiring adjustment of financial statements or additional disclosure.

17

Board Considerations in Approving the New Advisory Agreement

At an in-person meeting held on March 11-12, 2014 the Board considered the approval of the New Advisory Agreement (the “New Agreement”) between the Trust and Golub Group, LLC (the “Adviser” or “Golub”) on behalf of the Golub Group Equity Fund (the “Fund”). Golub provided written information to the Board to assist the Board in its considerations.

The Board discussed the arrangements between the Adviser and the Trust with respect to the Fund. The Board reviewed a memorandum from Counsel, and addressed to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the New Agreement. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the New Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund; (iii) the costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented at the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the New Agreement, including: (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Fund by personnel of the Adviser; (iii) commentary on the reasons for the performance; (iv) presentations by the Adviser addressing its investment philosophy, investment strategy, personnel and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the New Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision. The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund and composite performance of other accounts managed by the Adviser; (iii) the anticipated effect of size on the Fund’s performance and expenses; and (iv) conflicts of interest and benefits to be realized by the Adviser from its relationship with the Fund. The Board did not identify any particular information that was most relevant to its consideration to approve the New Agreement and each Trustee may have afforded different weight to the various factors.

1.	The nature, extent, and quality of the services to be provided by the Adviser. In this regard, the Board considered the Adviser’s responsibilities under the New Agreement. The Trustees

18

considered the services being provided by the Adviser to the Fund including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund and grow its assets. The Trustees considered the Adviser’s continuity of, and commitment to retain, qualified personnel and the Adviser’s commitment to maintain its resources and systems, and the Adviser’s continued cooperation with the Independent Trustees and Counsel for the Fund. The Board considered that the Adviser’s approach to portfolio management for the Fund is from a team perspective, and the Board noted that the majority of the portfolio management team would remain managing the Fund. The Trustees considered the circumstances surrounding Mr. Golub’s departure as a portfolio manager to the Fund and concluded that they did not believe it would impact the quality of the services rendered to the Fund by the Adviser. The Trustees considered the Adviser’s personnel, including the education and experience of the Adviser’s personnel. After considering the foregoing information and further information in the Meeting materials provided by the Adviser (including the Adviser’s Form ADV), the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by the Adviser were satisfactory.

2.	Investment Performance of the Fund and the Adviser. In considering the investment performance of the Fund and the Adviser, the Trustees compared the short-term performance, as well as the 1 year, 3 year and since inception annualized returns of the Fund with the performance of funds with similar objectives managed by other investment advisers, as well as with aggregated peer group data and composite data of other accounts managed by the Adviser. The Trustees also considered the consistency of the Adviser’s management of the Fund with its investment objective, strategies, and limitations. The Trustees noted that the Fund’s performance was lower than some, but higher than others as of the most recent quarter ended December 31, 2013. The Trustees noted that since inception returns showed that the Fund outperformed nearly all of its peers and had above average performance in its category. The Board concluded that the investment performance of the Fund and the Adviser was satisfactory.

3.	The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the Fund. In considering the costs of services to be provided and the profits to be realized by the Adviser from the relationship with the Fund, the Trustees considered: (1) the Adviser’s financial condition; (2) the asset level of the Fund; (3) the overall expenses of the Fund; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by the Adviser regarding its profits associated with managing the Fund. The Trustees also considered potential benefits for the Adviser in managing the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other comparable mutual funds. The Trustees noted that the Fund’s management fee tended to be toward the higher end of the comparable mutual funds although the overall expense ratio of the Fund was lower than some of the specifically identified comparable funds and higher than others. It was noted that the Adviser would continue to cap operating expenses of the Fund at 1.25%. Based on the foregoing, the Board concluded that the fees to be paid to the Adviser by the Fund and the profits to be realized by the Adviser, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services that the Adviser was required to provide under the investment advisory agreement.

19

4.	The extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors. In this regard, the Board considered the Fund’s fee arrangements with the Adviser. The Board considered that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Fund’s expense limitation arrangement. The Trustees also noted that the Fund’s shareholders would continue to benefit from the economies of scale under the Fund’s agreements with service providers other than the Adviser. In light of its ongoing consideration of the Fund’s asset levels, the Board determined that the Fund’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable at this time.

5.	Possible conflicts of interest and benefits to the Adviser. In considering the Adviser’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or the Adviser’s other accounts; and the substance and administration of the Adviser’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to the Adviser’s potential conflicts of interest. The Trustees also considered the Adviser’s practices regarding brokerage and portfolio transactions, including particularly the Adviser’s practice for seeking best execution for the Fund’s portfolio transactions. The Trustees noted that the Adviser benefited from the Fund in that it is able to utilize the Fund as a vehicle into which to direct advisory clients with small account balances and that the Adviser was benefited by managing a public fund with credibility among its advisory clients. Based on the foregoing, the Board determined that the Adviser’s standards and practices of the Adviser relating to the identification and mitigation of potential conflicts of interest and the benefits that it derives from managing the Fund are acceptable.

The Board then reflected on information reviewed at its special meeting held on February 13, 2014 and its discussion with a representative of Golub at the Meeting. Next, the Independent Trustees met in executive session to discuss the approval of the New Agreement. The officers of the Trust were excused during this discussion. Based on its evaluation of the information and the conclusions with respect thereto at each of the February 13, 2014 and March 11-12, 2014 meetings, as well as information received throughout the year at quarterly meetings, the Board unanimously concluded that: (a) the terms of the New Agreement were fair and reasonable; (b) the approval of the New Agreement would be in the best interests of the shareholders and the Fund; and (c) it would recommend the approval of the New Agreement to shareholders. In the course of their deliberations, the Board did not identify any particular information or factor that was all-important or controlling.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board approved the New Agreement between the Adviser and the Trust with respect to the Fund.

20

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect.  A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose.  A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security.  Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information.  The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

21

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies is available without charge upon request by (1) calling the Fund at (866) 954-6682 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISER

Golub Group, LLC

1850 Gateway Drive, Suite 100

San Mateo, CA 94404

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.,

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Pkwy, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 S. High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

SEMI-ANNUAL REPORT

July 31, 2014

Angel Oak Multi-Strategy Income Fund

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

(404) 953-4900

Investment Results – (Unaudited)

Total Returns*

(For the periods ended July 31, 2014)

			Average Annual Returns
	Six Months	One Year	Three Year	Since Inception (June 28, 2011)
Angel Oak Multi-Strategy Income Fund, Class A without load	3.20%	9.07%	10.45%	12.18%
Angel Oak Multi-Strategy Income Fund, Class A with load	0.88%	6.64%	8.27%	10.05%
Barclays Capital U.S. Aggregate Bond Index**	2.16%	3.97%	3.04%	3.26%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated May 30, 2014, were 1.92% of average daily net assets (1.69% after fee waivers/expense reimbursements by the Adviser. The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until May 31, 2015, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Total Returns*

(For the periods ended July 31, 2014)

			Average Annual Returns
	Six Months	One Year	Since Inception (March 14, 2012)
Angel Oak Multi-Strategy Income Fund, Class C without load	2.78%	8.16%	9.07%
Angel Oak Multi-Strategy Income Fund, Class C with load	1.78%	7.16%	9.07%
Barclays Capital U.S. Aggregate Bond Index**	2.16%	3.97%	2.22%

Investment Results – (Unaudited) (continued)

Total annual operating expenses, as disclosed in the Fund’s prospectus dated May 30, 2014, were 2.67% of average daily net assets (2.44% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until May 31, 2015, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Total Returns*

(For the periods ended July 31, 2014)

			Average Annual Returns
	Six Months	One Year	Since Inception (August 16, 2012)
Angel Oak Multi-Strategy Income Fund, Class I without load	3.25%	9.28%	7.67%
Barclays Capital U.S. Aggregate Bond Index**	2.16%	3.97%	1.51%

Total annual operating expenses, as disclosed in the Fund’s prospectus dated May 30, 2014, were 1.67% of average daily net assets (1.44% after fee waivers/expense reimbursements by the Adviser). The Adviser has contractually agreed to waive or limit its fees and assume other expenses of the Fund until May 31, 2015, so that total annual fund operating expenses do not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees, extraordinary expenses and indirect expenses (such as “acquired fund fees and expenses”). This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board of Trustees of the Fund, and it will automatically terminate upon the termination of the investment advisory agreement between the Fund and the Adviser.

Investment Results – (Unaudited) (continued)

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Current performance of a Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-625-3042.

The performance above reflects any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performance would be lower.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A shares, with load, include the maximum 5.75% sales charge (effective May 30, 2013, the maximum sales charge was reduced to 2.25%). Total returns for Class C shares, with load, assume the deduction of the maximum 1.00% deferred sales charge as if redemption took place on the last business day of the reporting period.

** The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objective, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company and may be obtained by calling 1-877-625-3042. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., Member FINRA.

Portfolio Holdings – (Unaudited)

1As a percentage of total investments.

The investment objective of the Angel Oak Multi-Strategy Income Fund is current income.

Availability of Portfolio Schedule – (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from February 1, 2014 to July 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide

Summary of Fund’s Expenses – (Unaudited) (continued)

your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds.

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, February 1, 2014	Ending Account Value, July 31, 2014	Expenses Paid During Period(1)	Annualized Expense Ratio
Class A	Actual	$1,000.00	$1,032.00	$7.83	1.55%
	Hypothetical(2)	$1,000.00	$1,017.09	$7.77	1.55%
Class C	Actual	$1,000.00	$1,027.80	$11.58	2.30%
	Hypothetical(2)	$1,000.00	$1,013.38	$11.49	2.30%
Class I	Actual	$1,000.00	$1,032.50	$6.57	1.30%
	Hypothetical(2)	$1,000.00	$1,018.33	$6.52	1.30%

(1) Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Fund’s Adviser for the period February 1, 2014 through July 31, 2014. The “Financial Highlights” tables in the Fund’s financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) Hypothetical	assumes 5% annual return before expenses.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – 82.12%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.518%, 7/25/2035 (a)	$2,009,692	$1,934,036
Adjustable Rate Mortgage Trust, Series 2005-4, Class 3A1, 2.753%, 8/25/2035 (a)	206,660	195,377
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 2.655%, 11/25/2035 (a)	12,802,219	11,126,383
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 2.655%, 11/25/2035 (a)	18,550,976	16,122,617
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.376%, 6/25/2037 (a)	8,537,144	7,802,062
American Home Mortgage Assets Trust, Series 2006-2, Class XBJ, 2.532%, 9/25/2046 (I/O) (a)	75,445,471	5,281,183
American Home Mortgage Assets Trust, Series 2006-6, Class XP, 2.301%, 12/25/2046 (I/O) (a)	98,094,137	7,062,778
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.069%, 10/25/2034 (a)	2,897,689	2,732,581
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035	41,955,126	34,403,371
American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.200%, 6/25/2036	732,338	438,439
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.725%, 9/25/2045 (a)	1,552,272	1,324,419
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.455%, 9/25/2045 (a)	3,705,788	3,232,574
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.455%, 11/25/2045 (a)	1,799,811	1,442,228
Bank of America Alternative Loan Trust, Series 2004-3, Class 2A1, 6.000%, 4/25/2034	769,705	782,437
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	2,826,830	2,696,638
Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB2, 5.500%, 10/25/2035	11,270,920	10,532,911
Bank of America Commercial Mortgage Trust, Series 2007-5, Class AJ, 5.995%, 2/10/2051 (a)	5,000,000	5,024,163

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Bank of America Funding Corp., Series 2004-C, Class 3A1, 2.838%, 12/20/2034 (a)	$141,366	$133,930
Bank of America Funding Corp., Series 2007-C, Class 4A2, 5.269%, 5/20/2036 (a)	5,118,183	5,049,182
Bank of America Funding Corp., Series 2007-C, Class 4A3, 5.269%, 5/20/2036 (a)	22,057,176	21,759,812
Bank of America Funding Corp., Series 2006-G, Class 3A2, 5.750%, 7/20/2036 (a)	5,920,000	5,790,911
Bank of America Funding Corp., Series 2006-5, Class 1A4, 6.000%, 9/25/2036	11,928,147	10,945,100
Bank of America Funding Corp., Series 2007-1, Class TA3B, 5.943%, 1/25/2037	1,786,519	1,459,615
Bank of America Funding Corp., Series 2007-1, Class TA1B, 5.846%, 1/25/2037 (a)	2,661,016	2,171,277
Bank of America Funding Corp., Series 2007-1, Class TA4, 6.090%, 1/25/2037	1,437,420	1,174,053
Bank of America Funding Corp., Series 2007-D, Class 3A3, 5.322%, 6/20/2037 (a)	6,150,675	5,935,905
Bank of America Funding Corp., Series 2007-D, Class 3A1, 5.322%, 6/20/2037 (a)	363,147	350,467
Bank of America Mortgage Securities, Inc., Series 2004-I, Class 2A2, 2.754%, 10/25/2034 (a)	436,035	440,269
Bank of America Mortgage Securities, Inc., Series 2005-E, Class 2A1, 2.703%, 6/25/2035 (a)	1,361,957	1,308,356
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 2A3, 2.779%, 10/25/2035 (a)	240,304	217,550
Bank of America Mortgage Securities, Inc., Series 2005-I, Class 4A1, 5.014%, 10/25/2035 (a)	7,598,883	7,448,201
Bank of America Mortgage Securities, Inc., Series 2006-2, Class A1, 6.000%, 7/25/2046 (a)	8,478,516	7,944,870
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.465%, 8/25/2035 (a)(b)	12,478,536	11,394,613
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.545%, 1/25/2036 (a)(b)	3,172,390	2,837,506
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.455%, 1/25/2036 (a)(b)	2,934,681	2,679,217

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 4.944%, 3/25/2035 (a)	$2,691,757	$2,684,879
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.393%, 7/25/2035 (a)	4,889,109	4,781,211
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.696%, 9/25/2035 (a)	20,094,859	17,644,392
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.695%, 10/25/2035 (a)(c)	19,957,013	17,668,243
Bear Stearns Asset Backed Securities Trust, Series 2005-AC2, Class 1A, 5.250%, 4/25/2035	5,623,281	5,554,233
Bear Stearns Asset Backed Securities Trust, Series 2005-AC4, Class A, 5.500%, 7/25/2035	2,763,019	2,624,774
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 0.655%, 8/25/2035 (a)	5,206,771	4,396,092
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, 5.886%, 6/11/2050 (a)	5,000,000	5,121,520
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1X, 0.500%, 12/25/2046 (I/O)	82,902,525	2,279,819
CD Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048	4,580,000	4,494,136
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (b)	7,931,000	7,388,179
Chase Mortgage Finance Corp., Series 2005-A1, Class 1A1, 4.879%, 12/25/2035 (a)	8,760,755	8,499,987
Chase Mortgage Finance Corp., Series 2005-A1, Class 3A1, 2.534%, 12/25/2035 (a)	1,635,202	1,506,881
Chase Mortgage Finance Corp., Series 2007-A2, Class 7A1, 4.965%, 7/25/2037 (a)	1,723,274	1,619,747
ChaseFlex Trust, Series 2006-1, Class A4, 5.126%, 6/25/2036 (a)	31,805,000	28,801,177
ChaseFlex Trust, Series 2006-2, Class A4, 5.516%, 9/25/2036 (a)	14,791,214	14,427,180
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.305%, 1/25/2036 (a)(b)	11,104,035	9,930,949
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 0.355%, 1/25/2036 (a)(b)	8,914,920	8,245,766

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A1, 0.335%, 7/25/2036 (a)(b)	$9,011,551	$7,887,279
Chevy Chase Mortgage Funding Corp., Series 2005-4A, Class IO, 1.308%, 4/25/2037 (I/O) (a)(b)	85,207,395	5,378,717
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, 4.658%, 7/10/2024 (b)	10,000,000	9,382,101
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622%, 7/10/2024 (b)	7,000,000	7,209,702
Citigroup Commercial Mortgage Trust, Series 2013-GC17, Class A4, 4.131%, 11/10/2046 (c)	10,000,000	10,688,455
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 4.900%, 3/10/2047 (a)(b)	9,000,000	8,752,536
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class A5, 3.855%, 5/10/2047 (c)	10,000,000	10,421,885
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.583%, 5/25/2035 (a)	602,689	595,921
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 5.229%, 8/25/2035 (a)	639,172	636,712
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.852%, 9/25/2035 (a)	10,472,231	9,797,139
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 4.814%, 10/25/2035 (a)	619,482	570,552
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, 2.639%, 3/25/2036 (a)	379,181	357,172
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.531%, 8/25/2036 (a)	4,946,563	4,609,732
Commercial Mortgage Trust, Series 2014-UBS3, Class A4, 3.819%, 6/10/2047 (c)	10,000,000	10,364,285
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.314%, 3/10/2046 (a)(b)	6,146,000	5,235,639
Commercial Mortgage Trust, Series 2013-CR11, Class AM, 4.715%, 10/10/2046 (a)(c)	10,000,000	10,924,130
Commercial Mortgage Trust, Series 2014-CR14, Class D, 4.612%, 2/10/2047 (a)(b)	6,250,000	6,071,428
Commercial Mortgage Trust, Series 2014-UBS2, Class AM, 4.199%, 3/10/2047	4,250,000	4,458,465

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Commercial Mortgage Trust, Series 2014-UBS2, Class B, 4.701%, 3/10/2047	$2,000,000	$2,133,771
Commercial Mortgage Trust, Series 2014-CR16, Class AM, 4.278%, 4/10/2047 (c)	10,000,000	10,548,085
Commercial Mortgage Trust, Series 2014-LC15, Class A4, 4.006%, 4/10/2047 (c)	10,000,000	10,546,115
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198%, 4/10/2047 (c)	10,000,000	10,509,395
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.800%, 5/10/2047 (a)(b)	8,250,000	7,944,111
Commercial Mortgage Trust, Series 2014-CR17, Class C, 4.736%, 5/10/2047 (a)	5,000,000	5,256,298
Commercial Mortgage Trust, Series 2014-UBS4, Class A5, 3.694%, 8/10/2047	10,000,000	10,299,969
Commercial Mortgage Trust, Series 2014-UBS4, Class B, 4.350%, 8/10/2047	10,000,000	10,299,308
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.781%, 8/10/2047 (a)	5,000,000	5,149,940
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	1,446,562	1,420,168
CountryWide Alternative Loan Trust, Series 2005-J1, Class 1A7, 5.500%, 2/25/2035	8,602,000	8,280,027
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,809,169	1,763,178
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	2,695,183	2,708,548
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.365%, 5/25/2035 (a)	1,557,925	1,322,706
CountryWide Alternative Loan Trust, Series 2005-J5, Class 1A1, 0.455%, 5/25/2035 (a)	10,709	10,715
CountryWide Alternative Loan Trust, Series 2005-21CB, Class A17, 6.000%, 6/25/2035	900,153	932,006
CountryWide Alternative Loan Trust, Series 2005-23CB, Class A2, 5.500%, 7/25/2035	9,521,629	9,447,227
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,817,670	1,780,948

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.655%, 7/25/2035 (a)	$2,845,822	$2,261,421
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.655%, 7/25/2035 (a)	1,305,174	1,088,124
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035	15,465,652	14,901,860
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 2.157%, 8/25/2035 (I/O) (a)	54,244,399	4,136,135
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.455%, 8/25/2035 (a)	18,233,905	16,185,198
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	2,199,744	2,047,524
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.145%, 10/25/2035 (I/O) (a)	69,515,863	4,931,282
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.655%, 10/25/2035 (a)	1,111,675	891,432
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.099%, 11/20/2035 (I/O) (a)	43,826,623	2,629,597
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.247%, 12/20/2035 (I/O) (a)(b)	193,698,845	13,316,796
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	2,297,855	2,099,274
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	6,714,881	6,170,250
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.264%, 5/25/2036 (I/O) (a)	69,952,639	4,962,265
CountryWide Alternative Loan Trust, Series 2006-0A10, Class XNB, 1.782%, 8/25/2046 (I/O) (a)	56,981,514	3,048,511
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XAD, 1.701%, 8/25/2046 (I/O) (a)	178,574,992	12,444,445
CountryWide Alternative Loan Trust, Series 2006-OA12, Class X, 2.549%, 9/20/2046 (I/O) (a)	90,545,287	6,736,569

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2006-OA19, Class XP, 2.551%, 2/20/2047 (I/O) (a)	$76,502,074	$6,646,118
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	522,183	455,474
CountryWide Home Loan Mortgage Pass Through Trust, Series 2005-7, Class 3X, 0.853%, 3/25/2035 (I/O) (a)	4,092,755	155,525
CountryWide Home Loan Mortgage Pass Through Trust, Series 2004-HYB3, Class 2A, 2.329%, 6/20/2034 (a)	1,619,601	1,567,300
CountryWide Home Loan Mortgage Pass Through Trust, Series 2004-11, Class 3A1, 2.475%, 7/25/2034 (a)	1,959,827	1,961,805
CountryWide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1X, 2.152%, 5/25/2035 (I/O) (a)	58,595,361	3,369,233
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2003-52, Class A1, 2.541%, 2/19/2034 (a)	1,087,297	1,072,716
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.507%, 12/20/2035 (a)	780,014	686,481
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.276%, 7/25/2036 (I/O) (a)	142,413,108	1,082,340
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-9, Class A13, 5.750%, 7/25/2037	16,519,987	16,108,739
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-14, Class A15, 6.500%, 9/25/2037	6,773,340	6,700,967
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-OA2, Class X1P, 0.230%, 5/20/2046 (I/O) (a)	188,567,048	13,965,747
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.605%, 6/25/2035 (a)	1,862,191	1,601,005

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	$1,589,713	$1,559,325
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.505%, 10/25/2035 (a)	3,526,244	2,959,845
Credit Suisse First Boston Mortgage Securities Corp., Series 2006-2, Class 6A8, 5.750%, 3/25/2036	3,874,897	3,569,938
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.419%, 2/25/2050 (a)(b)	10,363,000	9,308,565
Credit Suisse Mortgage Trust, Series 2006-6, Class 1A10, 6.000%, 7/25/2036	2,130,041	1,659,349
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.275%, 8/25/2036 (a)	1,316,165	1,014,601
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2006-SR3, Class A6, 0.435%, 8/25/2036 (a)	1,817,843	1,231,096
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-4, Class A3, 5.250%, 9/25/2035 (a)	12,356,879	10,795,637
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1A, 6.005%, 10/25/2036 (a)	3,636,534	2,971,816
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4C, 6.100%, 10/25/2036	7,392,019	6,060,391
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A2, 5.886%, 10/25/2036	407,329	330,960
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A1, 5.869%, 10/25/2036	407,329	330,686
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.345%, 10/25/2036 (a)	11,442,279	7,041,727
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.345%, 12/25/2036 (a)	5,661,209	3,617,886
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A3, 6.510%, 7/25/2036 (a)	8,642,469	6,354,920
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	9,110,762	6,719,278
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 6.160%, 6/25/2036 (a)	5,503,594	4,498,181
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.074%, 11/19/2044 (I/O) (a)	78,604,842	4,323,266

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.366%, 3/19/2045 (a)	$4,983,142	$4,562,998
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.784%, 3/19/2045 (I/O) (a)	76,902,897	6,104,167
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	4,647	4,154
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	2,260,085	1,976,715
First Horizon Alternative Mortgage Securities Trust, Series 2005-AR5, Class 2A1, 2.613%, 11/25/2035 (a)	4,141,210	3,964,165
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (a)	10,000,000	10,579,300
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 4A, 4.621%, 5/25/2035 (a)	1,791,231	1,743,523
GMAC Mortgage Corp. Loan Trust, Series 2005-AR2, Class 2A, 3.062%, 5/25/2035 (a)	13,926,951	13,672,366
GMAC Mortgage Corp. Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	591,795	474,816
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 4.634%, 9/19/2035 (a)	726,753	719,783
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 2A1, 3.010%, 11/19/2035 (a)	5,363,368	5,084,049
GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 4A1, 4.961%, 11/19/2035 (a)	476,344	464,424
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4A1, 0.365%, 4/25/2036 (a)	37,425,621	29,033,524
GreenPoint Mortgage Funding Trust, Series 2006-AR3, Class 4X, 1.000%, 4/25/2036 (I/O)	108,579,402	5,971,867
GreenPoint Mortgage Funding Trust, Series 2005-AR5, Class 3X1, 2.313%, 11/25/2045 (I/O) (a)	13,810,931	984,029
GreenPoint MTA Trust, Series 2005-AR2, Class X1, 2.157%, 6/25/2045 (I/O) (a)	54,275,708	3,392,232
GreenPoint MTA Trust, Series 2005-AR1, Class X1, 2.195%, 6/25/2045 (I/O) (a)	64,067,733	4,124,360
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.395%, 8/25/2045 (a)	16,356,857	14,608,914

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
GS Mortgage Securities Corp. II, Series 2013-GC10, Class C, 4.285%, 2/10/2046 (a)(b)	$5,000,000	$5,083,535
GS Mortgage Securities Corp. II, Series 2014-GC20, Class D, 4.866%, 4/10/2047 (a)(b)	5,000,000	4,827,708
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.775%, 8/10/2023 (a)(b)	7,260,000	7,077,683
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.775%, 8/10/2023 (a)(b)(c)	6,600,000	6,943,114
GS Mortgage Securities Trust, Series 2012-GCJ7, Class C, 5.723%, 5/10/2045 (a)(c)	3,000,000	3,359,324
GS Mortgage Securities Trust, Series 2013-GC12, Class AS, 3.375%, 6/10/2046	3,000,000	2,981,633
GS Mortgage Securities Trust, Series 2013-GC12, Class A4, 3.135%, 6/10/2046	5,000,000	4,991,503
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.072%, 7/10/2046 (a)(b)	7,500,000	7,545,026
GS Mortgage Securities Trust, Series 2013-GC16, Class C, 5.315%, 11/10/2046 (a)(c)	7,000,000	7,639,058
GS Mortgage Securities Trust, Series 2013-GC16, Class A4, 4.271%, 11/10/2046	5,000,000	5,392,250
GS Mortgage Securities Trust, Series 2014-GC18, Class C, 4.949%, 1/10/2047 (a)	5,000,000	5,303,432
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.646%, 6/10/2047 (a)(b)	5,000,000	4,724,095
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 4.520%, 1/25/2035 (a)	1,935,559	1,914,456
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.783%, 4/25/2035 (a)	2,799,569	2,668,734
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.634%, 5/25/2035 (a)	16,698,581	15,299,357
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 5.191%, 5/25/2035 (a)	8,031,222	7,951,697
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5, 2.584%, 7/25/2035 (a)	7,717,743	7,370,645
GSR Mortgage Loan Trust, Series 2005-6F, Class 3410, 6.000%, 7/25/2035	595,136	590,265

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 2.570%, 11/25/2035 (a)	$6,010,953	$5,141,991
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 5.072%, 11/25/2035 (a)	5,645,601	5,619,592
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 4.903%, 11/25/2035 (a)	3,663,791	3,417,863
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.867%, 1/25/2036 (a)	1,104,197	1,023,931
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	7,023,718	6,173,230
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	4,283,158	4,093,757
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.105%, 2/25/2036 (a)	804,338	686,526
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A12, 0.906%, 10/19/2035 (a)	18,381,886	16,206,408
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 2.080%, 11/19/2035 (I/O) (a)	20,353,062	1,297,508
HarborView Mortgage Loan Trust, Series 2006-1, Class X1, 2.273%, 3/19/2036 (I/O) (a)	180,869,788	12,321,754
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.336%, 11/19/2036 (a)	21,268,613	17,987,547
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.346%, 8/19/2037 (a)	22,306,931	19,434,869
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.305%, 8/19/2045 (I/O) (a)	88,177,564	5,235,543
HarborView Mortgage Loan Trust, Series 2005-15, Class X1P, 2.259%, 10/20/2045 (I/O) (a)	20,045,072	1,277,873
HarborView Mortgage Loan Trust, Series 2006-5, Class X2, 3.035%, 7/19/2046 (I/O) (a)	100,854,858	8,572,663
HarborView Mortgage Loan Trust, Series 2006-14, Class 2A1A, 0.306%, 1/25/2047 (a)	56,757,247	45,689,640
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.356%, 5/19/2047 (a)	32,682,888	28,517,650
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.346%, 9/19/2037 (a)	8,356,448	6,835,115

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.315%, 5/25/2038 (a)	$30,847,991	$23,871,656
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.405%, 3/25/2035 (a)	17,866,109	16,189,840
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.695%, 5/25/2035 (a)	148,274	138,721
IMPAC CMB Trust, Series 2005-5, Class A2, 0.595%, 8/25/2035 (a)	11,381,739	10,188,227
IMPAC CMB Trust, Series 2005-5, Class A4, 0.915%, 8/25/2035 (a)	8,238,370	6,205,173
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.655%, 10/25/2035 (a)	337,490	285,175
IMPAC Secured Assets Corp., Series 2006-2, Class 1A2C, 0.435%, 8/25/2036 (a)	6,928,887	5,431,166
IMPAC Secured Assets Corp., Series 2007-2, Class 1A1C, 0.535%, 5/25/2037 (a)	8,252,449	5,766,028
IMPAC Secured Assets Corp., Series 2007-3, Class A1B, 0.395%, 9/25/2037 (a)	7,797,433	5,167,842
INDYMAC IMSC Mortgage Loan Trust, Series 2007-AR2, Class AX, 2.385%, 3/25/2047 (I/O) (a)	85,273,752	5,542,794
INDYMAC INDA Mortgage Loan Trust, Series 2006-AR1, Class A3, 5.044%, 8/25/2036 (a)	1,865,212	1,859,531
INDYMAC Index Mortgage Loan Trust, Series 2004-AR5, Class AX2, 1.271%, 8/25/2034 (I/O) (a)	52,187,507	2,979,907
INDYMAC Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 0.955%, 11/25/2034 (a)	1,353,674	1,243,096
INDYMAC Index Mortgage Loan Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	7,345,755	7,344,631
INDYMAC Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.674%, 4/25/2035 (a)	4,858,445	4,824,601
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.553%, 9/25/2035 (a)	16,267,762	14,531,764

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
INDYMAC Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 4.553%, 9/25/2035 (a)(c)	$24,553,230	$21,933,057
INDYMAC Index Mortgage Loan Trust, Series 2005-A11, Class 1A1, 0.605%, 10/25/2035 (a)	394,088	347,821
INDYMAC Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 4.784%, 11/25/2035 (a)	5,620,510	5,405,138
INDYMAC Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 4.880%, 12/25/2035 (a)	1,246,388	1,042,555
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.372%, 6/25/2036 (a)	2,712,220	2,634,277
INDYMAC Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.372%, 6/25/2036 (a)	2,645,266	2,569,246
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A1, 4.759%, 7/25/2036 (a)	820,020	762,893
INDYMAC Index Mortgage Loan Trust, Series 2006-A13, Class A2, 0.455%, 7/25/2036 (a)	3,837,432	3,148,786
INDYMAC Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.465%, 10/25/2036 (a)	22,848,703	17,614,042
INDYMAC Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.365%, 4/25/2046 (a)	4,971,918	4,175,128
INDYMAC Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.345%, 9/25/2046 (a)	10,671,411	9,212,949
JP Morgan Alternative Loan Trust, Series 2005-S1, Class 2A9, 6.000%, 12/25/2035	589,648	551,145
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 0.675%, 1/25/2036 (a)	2,471,430	2,276,063
JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 0.385%, 3/25/2036 (a)	11,984,313	9,938,064
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036	28,740,000	22,710,923
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.008%, 12/15/2046 (a)(b)	10,000,000	9,945,015

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.166%, 12/15/2046 (c)	$5,000,000	$5,351,472
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class C, 5.008%, 12/15/2046 (a)	7,000,000	7,538,020
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047	10,000,000	9,978,440
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class C, 4.160%, 12/15/2047 (a)	2,755,000	2,809,269
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 5.805%, 6/15/2049 (a)	5,000,000	5,291,823
JP Morgan Chase Commercial Mortgage Securities Trust , Series 2006-CB14, Class AJ, 5.489%, 12/12/2044 (a)	5,000,000	4,986,683
JP Morgan Mortgage Trust, Series 2004-A2, Class 1A2, 2.609%, 5/25/2034 (a)	1,639,534	1,648,983
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 5.131%, 11/25/2035 (a)	1,680,620	1,627,081
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.536%, 11/25/2035 (a)	318,523	309,972
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	5,715,880	5,514,838
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.604%, 2/25/2036 (a)	1,155,064	1,029,589
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.654%, 2/25/2036 (a)	580,681	522,568
JP Morgan Mortgage Trust, Series 2006-A5, Class 3A2, 5.552%, 10/25/2036 (a)	1,156,942	1,073,123
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 5.040%, 4/25/2037 (a)	2,206,831	2,062,463
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 5.040%, 4/25/2037 (a)	1,986,891	1,856,911
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 5.252%, 6/25/2037 (a)	7,263,832	6,698,176

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A5, 4.131%, 11/15/2045 (c)	$15,000,000	$16,015,425
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.713%, 8/15/2046 (a)(b)	5,000,000	4,848,218
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 4.887%, 1/15/2047 (a)	10,000,000	10,667,920
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079%, 2/15/2047 (c)	10,000,000	10,609,215
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.150%, 4/15/2041 (a)	4,855,516	4,853,120
Luminent Mortgage Trust, Series 2005-1, Class A1, 0.415%, 11/25/2035 (a)	13,455,716	12,232,605
Luminent Mortgage Trust, Series 2007-2, Class 1A2, 0.435%, 5/25/2037 (a)	11,714,803	8,983,708
Luminent Mortgage Trust, Series 2006-2, Class X, 2.348%, 2/25/2046 (I/O) (a)	49,604,722	3,162,301
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.355%, 10/25/2046 (a)	29,629,521	26,128,141
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.742%, 12/25/2034 (a)	49,298	47,249
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 5.243%, 1/25/2035 (a)	1,260,416	1,268,230
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.528%, 3/25/2035 (a)	3,417,919	3,452,087
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 5.195%, 6/25/2035 (a)	2,046,669	1,951,501
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.210%, 7/25/2035 (a)	673,955	592,735
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X1, 0.900%, 12/25/2046 (I/O)	123,187,418	6,351,851
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.305%, 3/25/2047 (a)	3,293,845	2,809,544
MASTR Alternative Loan Trust, Series 2005-3, Class 3A1, 6.500%, 4/25/2035	3,568,974	3,567,832
MASTR Asset Securitization Trust, Series 2007-2, Class A3, 6.250%, 1/25/2038	2,286,284	2,122,620

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Merrill Lynch Alternative Note Asset Trust, Series 2007-AF1, Class 1AF4, 6.000%, 5/25/2037	$5,053,615	$4,059,165
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 5.085%, 9/25/2035 (a)	22,535,163	21,778,522
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-1, Class B, 5.568%, 2/12/2039 (a)	2,500,000	2,385,091
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.303%, 2/15/2046 (a)(b)	10,000,000	9,542,310
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.160%, 5/15/2046 (a)(b)	6,500,000	6,119,152
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class A4, 4.218%, 8/15/2046 (a)(c)	21,000,000	22,611,897
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class A4, 4.259%, 10/15/2046 (a)(c)	17,480,000	18,827,778
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class C, 4.770%, 10/15/2046 (a)	4,000,000	4,201,732
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.899%, 4/15/2047 (a)(b)	15,000,000	14,537,310
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.609%, 8/15/2047 (a)	10,000,000	9,999,675
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741%, 8/15/2047	8,000,000	8,239,755
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class C, 4.835%, 2/15/2047 (a)	4,000,000	4,240,418
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.835%, 2/15/2047 (a)(b)	7,500,000	7,313,332
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class A5, 3.892%, 6/15/2047 (c)	6,500,000	6,790,972
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.758%, 6/15/2047 (a)(b)	10,500,000	9,970,548
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class C, 4.758%, 6/15/2047 (a)	10,000,000	10,464,050
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.685%, 4/15/2049 (a)	9,700,000	10,337,959
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.685%, 4/15/2049 (a)	20,000,000	21,298,870

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A5, 2.455%, 10/25/2034 (a)	$470,492	$358,023
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 2.810%, 3/25/2036 (a)	16,095,715	13,813,198
Morgan Stanley Mortgage Loan Trust, Series 2007-15AR, Class 2A1, 2.628%, 11/25/2037 (a)	12,110,144	9,798,378
Mortgage IT Trust, Series 2006-1, Class 2A1A, 0.365%, 4/25/2036 (a)	8,215,096	7,247,777
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 2.871%, 8/25/2035 (a)	8,546,335	8,368,819
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.655%, 10/25/2035 (a)	160,251	143,691
RAIT Trust, Series 2014-FL2, Class B, 2.302%, 5/13/2031 (a)(b)	650,000	641,875
Residential Accredit Loans, Inc. Trust, Series 2005-QS2, Class A3, 5.500%, 2/25/2035	9,720,973	9,722,265
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.061%, 4/25/2035 (a)	10,255,978	9,792,254
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A6, 5.500%, 6/25/2035	7,911,958	7,469,197
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.655%, 7/25/2035 (a)	1,002,494	875,428
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	2,640,920	2,560,216
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035	19,761,862	18,003,708
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.505%, 8/25/2035 (a)	12,894,031	10,664,679
Residential Accredit Loans, Inc. Trust, Series 2005-QS13, Class 1A6, 5.500%, 9/25/2035	4,480,638	3,920,003
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.065%, 1/25/2036 (a)	22,309,370	16,750,388
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.155%, 2/25/2036 (a)	3,099,901	2,238,727
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	6,195,797	5,316,230

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 0.855%, 2/25/2036 (a)	$17,348,850	$12,787,490
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	6,365,263	5,577,473
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.555%, 3/25/2036 (a)	7,722,837	5,504,329
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A9, 6.000%, 4/25/2036	1,222,609	1,054,306
Residential Accredit Loans, Inc. Trust, Series 2006-QS4, Class A4, 6.000%, 4/25/2036	1,984,858	1,711,624
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	3,772,158	3,207,383
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A15, 7.000%, 7/25/2036	5,763,766	4,966,660
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A4, 6.500%, 8/25/2036	9,599,237	8,148,130
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.345%, 8/25/2036 (a)	16,067,645	12,509,915
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 0.455%, 8/25/2036 (a)	3,571,874	2,400,157
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	5,742,242	4,877,868
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	10,025,736	8,259,793
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	11,383,287	9,423,643
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,672,142	1,348,031
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	3,568,456	2,876,782
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.455%, 11/25/2036 (a)	6,719,765	4,257,683
Residential Accredit Loans, Inc. Trust, Series 2006-Q17, Class A7, 6.000%, 12/25/2036	9,193,146	7,284,208
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A6, 6.250%, 1/25/2037	8,772,774	7,272,709

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	$2,480,937	$2,029,699
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3, 6.000%, 5/25/2037	7,595,740	6,814,761
Residential Funding Mortgage Securities I Trust, Series 2007-S6, Class 1A15, 6.000%, 6/25/2037	1,832,295	1,635,085
Residential Funding Mortgage Securities I Trust, Series 2006-SA1, Class 1A1, 3.224%, 2/25/2036 (a)	463,989	418,334
Residential Funding Mortgage Securities I Trust, Series 2006-S3, Class A7, 5.500%, 3/25/2036	865,663	794,109
Residential Funding Mortgage Securities I Trust, Series 2006-S6, Class A15, 6.000%, 7/25/2036	3,146,102	2,916,389
Residential Funding Mortgage Securities I Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	289,258	264,923
Residential Funding Mortgage Securities I Trust, Series 2007-S6, Class 2A5, 0.655%, 6/25/2037 (a)	5,118,338	4,010,361
Residential Funding Mortgage Securities I Trust, Series 2007-S6, Class 1A10, 6.000%, 6/25/2037	229,967	205,216
Residential Funding Mortgage Securities I Trust, Series 2007-S6, Class 1A11, 6.000%, 6/25/2037	1,305,866	1,165,316
Sequoia Mortgage Trust, Series 2013-1, Class 2A1, 1.855%, 2/25/2043 (a)(c)	4,716,935	4,145,686
Sequoia Mortgage Trust, Series 2013-3, Class A2, 2.500%, 3/25/2043 (a)(c)	18,864,312	17,559,732
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 5.112%, 10/20/2046 (a)	10,454,294	10,005,177
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 5A3, 3.888%, 11/25/2034 (a)	125,564	124,561
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16, Class 1A2, 2.476%, 11/25/2034 (a)	6,696,923	6,521,882
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.374%, 2/25/2035 (a)	888,806	523,489
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.703%, 2/25/2035 (a)	451,291	329,976
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.541%, 2/25/2035 (a)	8,737,787	8,330,370

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 4.454%, 3/25/2035 (a)	$5,363,818	$5,025,694
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.443%, 5/25/2035 (a)	9,412,942	9,020,018
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 1.089%, 5/25/2035 (I/O) (a)	123,554,246	3,436,352
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.561%, 7/25/2035 (a)	2,595,587	2,107,092
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	11,660,945	11,139,071
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.507%, 9/25/2035 (a)	2,759,482	2,518,621
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 4.852%, 9/25/2035 (a)	25,964,608	22,309,259
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 5.437%, 10/25/2035 (a)	27,802,026	24,936,388
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 5.052%, 11/25/2035 (a)	7,317,916	6,357,052
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-7, Class 1A1, 0.455%, 8/25/2037 (a)	8,043,845	6,755,953
Structured Asset Mortgage Investments II Trust, Series 2005-AR4, Class X2, 0.719%, 12/25/2035 (I/O) (a)	30,802,087	385,026
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	782,581	756,684
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	4,756,331	4,323,862
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.369%, 3/25/2033 (a)	75,358	75,526
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 5.640%, 7/25/2036 (a)	9,467,919	4,815,573
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.501%, 12/10/2045 (a)(b)	5,000,000	4,398,785
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649%, 3/10/2046 (a)(b)	190,000	187,646

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049 (a)(b)	$3,500,000	$3,750,723
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.890%, 5/10/2063 (a)(b)	7,000,000	6,365,138
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 5.997%, 6/15/2045 (a)	5,105,000	5,216,029
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 5.941%, 2/15/2051 (a)	5,000,000	5,064,848
Wachovia Mortgage Loan Trust LLC Trust, Series 2005-B, Class 4A1, 5.438%, 10/20/2035 (a)	204,265	205,210
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A1, 2.358%, 12/25/2035 (a)	1,564,569	1,519,521
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 4.693%, 1/25/2036 (a)	8,976,534	8,502,043
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.049%, 11/25/2036 (a)	2,347,231	2,088,038
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.610%, 2/25/2037 (a)	20,538,328	19,238,436
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.652%, 5/25/2037 (a)	6,932,216	6,675,117
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.676%, 7/25/2037 (a)	18,946,618	17,963,516
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR8, Class 1A1, 2.314%, 8/25/2046 (a)	1,275,112	1,123,874
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A, 1.118%, 8/25/2046 (a)	28,058,032	25,272,487
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR15, Class 2XPP, 0.396%, 11/25/2046 (I/O) (a)	64,139,591	771,663
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-1, Class 1A1, 5.500%, 3/25/2035	696,427	705,998

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-7, Class 2CB1, 5.500%, 8/25/2035	$4,461,174	$4,249,509
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	7,420,660	6,669,326
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 1.418%, 2/25/2036 (I/O) (a)	36,712,678	1,560,289
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A5, 4.943%, 10/25/2036	13,990,428	10,131,281
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A6, 4.943%, 10/25/2036	14,353,024	10,398,134
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A1, 0.272%, 10/25/2036 (a)	19,660,026	11,516,057
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class 5XPP, 0.752%, 6/25/2046 (I/O) (a)	25,182,602	516,243
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR4, Class X2, 0.696%, 6/25/2046 (I/O) (a)	156,256,709	3,047,006
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR6, Class 2XPP, 0.658%, 8/25/2046 (I/O) (a)	157,615,459	2,915,886
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 3X1, 1.388%, 10/25/2046 (I/O) (a)	56,341,029	2,447,313
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.247%, 11/25/2046 (I/O) (a)	59,931,448	2,472,172
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-0A1, Class CX2P, 1.515%, 12/25/2046 (I/O) (a)	197,152,165	7,905,802

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 2A1, 6.000%, 7/25/2037	$7,996,748	$7,683,711
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 2A4, 6.000%, 7/25/2037	3,402,903	3,269,694
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A1, 2.613%, 9/25/2035 (a)	5,283,627	5,014,992
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR15, Class 1A2, 2.613%, 9/25/2035 (a)	9,263,486	9,074,590
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 5.203%, 10/25/2035 (a)	617,997	243,426
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR6, Class 7A1, 5.014%, 3/25/2036 (a)	86,205	87,053
Wells Fargo Mortgage Backed Securities Trust, Series 2006-5, Class 1A6, 5.250%, 4/25/2036	181,075	178,550
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1, 5.598%, 4/25/2036 (a)	2,277,800	2,262,955
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.610%, 7/25/2036 (a)	301,616	277,890
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 5A6, 2.612%, 7/25/2036 (a)	282,942	277,778
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.613%, 8/25/2036 (a)	901,581	863,691
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 5.881%, 10/25/2036 (a)	6,190,649	6,089,509
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR19, Class A3, 5.443%, 12/25/2036 (a)	770,955	767,694
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 1A19, 6.000%, 7/25/2037	840,728	839,475
Wells Fargo Mortgage Backed Securities Trust, Series 2007-8, Class 1A5, 6.000%, 7/25/2037	1,069,442	1,068,201
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	2,429,150	2,450,303
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class C, 4.543%, 11/15/2045 (a)	4,225,000	4,361,320

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Mortgage Obligations – (continued)
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.803%, 11/15/2045 (a)(b)	$9,000,000	$8,944,344
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.001%, 6/15/2046 (a)(b)	8,470,000	7,814,236
WF-RBS Commercial Mortgage Trust, Series 2013-C15, Class A4, 4.153%, 8/15/2046 (a)(c)	9,710,000	10,380,709
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class D, 4.984%, 9/15/2046 (a)(b)	4,000,000	3,962,458
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class C, 5.127%, 12/15/2046 (a)	1,000,000	1,071,679
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.127%, 12/15/2046 (a)(b)	8,229,000	8,165,258
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	10,000,000	10,162,340
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.678%, 8/15/2047	8,000,000	8,239,512
WF-RBS Commercial Mortgage Trust, Series 2013-C12, Class A4, 3.198%, 3/15/2048	4,435,000	4,437,710

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost 2,408,792,704)		2,469,069,470

Collateralized Loan Obligations – 10.79%
Acis CLO Ltd., Series 2013-1A, Class E, 5.834%, 4/18/2024 (a)(b)	12,000,000	11,259,600
Acis CLO Ltd., Series 2014-3A, Class E, 4.990%, 2/1/2026 (a)(b)	4,500,000	3,934,800
Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.235%, 7/15/2026 (a)(b)	3,000,000	2,760,000
ALM Loan Funding, Series 2014-14A, Class D, 5.084%, 7/28/2026 (a)(b)	7,500,000	6,865,500
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.684%, 1/15/2022 (a)(b)	1,000,000	1,000,400
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.034%, 7/13/2025 (a)(b)	5,000,000	4,556,500
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.085%, 7/28/2025 (a)(b)	5,500,000	5,066,600

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
Arrowpoint CLO Ltd., Series 2012-2A, Class E, 4.954%, 3/12/2026 (a)(b)	$6,000,000	$5,333,400
Arrowpoint CLO Ltd., Series 2012-2A, Class D, 3.934%, 3/12/2026 (a)(b)	3,000,000	2,846,700
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.633%, 4/17/2025 (a)(b)	7,250,000	6,561,250
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.534%, 1/15/2024 (a)(b)	3,000,000	2,998,800
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.734%, 1/20/2025 (a)(b)	2,850,000	2,783,310
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.731%, 12/20/2023 (a)(b)	8,750,000	8,756,125
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.225%, 8/14/2024 (a)(b)	10,000,000	10,002,000
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.227%, 12/5/2024 (a)(b)	6,630,000	6,625,359
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.227%, 12/5/2024 (a)(b)	2,000,000	1,944,400
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.234%, 1/29/2025 (a)(b)	9,200,000	9,080,400
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.134%, 1/29/2025 (a)(b)	1,000,000	952,700
CIFC Funding Ltd., Series 2013-1A, Class E, 6.358%, 4/16/2025 (a)(b)	4,800,000	4,363,200
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.734%, 10/15/2021 (a)(b)	3,440,000	3,445,848
Crown Point CLO II Ltd, Series 2013-2A, Class B1L, 3.784%, 12/14/2023 (a)	4,000,000	3,811,600
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.229%, 11/21/2022 (a)(b)	5,000,000	5,019,000
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.729%, 11/21/2022 (a)(b)	6,625,000	6,630,300
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.084%, 7/15/2025 (a)(b)	3,000,000	2,775,600
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.831%, 12/24/2023 (a)(b)	3,000,000	2,930,100

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
Finn Square CLO Ltd, Series 2012-1A, Class D, 5.281%, 12/24/2023 (a)(b)	$4,600,000	$4,373,220
Gallatin CLO IV Ltd., Series 2012-1A, Class E, 5.484%, 10/15/2023 (a)(b)	3,000,000	2,838,900
ING IM CLO Ltd., Series 2012-1RA, Class ER, 6.731%, 3/14/2022 (a)(b)	2,000,000	1,951,400
ING IM CLO Ltd., Series 2012-1RA, Class DR, 5.431%, 3/14/2022 (a)(b)	1,750,000	1,737,225
ING IM CLO Ltd., Series 2014-1A, Class D, 5.169%, 4/18/2026 (a)(b)	9,500,000	8,975,600
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 3.984%, 1/20/2021 (a)(b)	7,000,000	6,633,200
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 2.984%, 2/20/2022 (a)(b)	5,000,000	4,787,500
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.484%, 4/30/2023 (a)(b)	13,200,000	12,372,360
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.084%, 4/30/2023 (a)(b)	4,000,000	3,856,000
KVK CLO Ltd., Series 2012-1X, Class E, 6.484%, 7/15/2023 (a)(b)	3,700,000	3,700,000
KVK CLO Ltd., Series 2013-1A, Class D, 4.584%, 4/14/2025 (a)(b)	2,000,000	1,981,400
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.484%, 1/15/2024 (a)(b)	9,000,000	8,990,100
Muir Woods CLO Ltd., Series 2012-1A, Class E, 6.731%, 9/14/2023 (a)(b)	2,500,000	2,500,750
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.733%, 1/23/2024 (a)(b)	5,050,000	5,054,545
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.017%, 6/2/2025 (a)(b)	1,000,000	904,600
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.524%, 8/13/2025 (a)(b)(c)	25,000,000	25,007,500
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.224%, 8/13/2025 (a)(b)	4,000,000	3,879,200
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.724%, 5/15/2023 (a)(b)	3,000,000	3,000,300

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
Portola CLO Ltd., Series 2007-1A, Class E, 6.624%, 11/15/2021 (a)(b)	$2,747,252	$2,748,351
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.734%, 10/20/2023 (a)(b)	13,100,000	11,636,730
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.734%, 10/20/2023 (a)(b)	8,000,000	7,548,000
Shackleton CLO Ltd., Series 2012-1A, Class D, 4.973%, 8/14/2023 (a)(b)	6,000,000	6,000,600
Shackleton CLO Ltd., Series 2013-3A, Class D, 4.034%, 4/15/2025 (a)(b)	3,000,000	2,873,100
Sound Point CLO Ltd., Series 2012-1A, Class D, 4.814%, 10/20/2023 (a)(b)	2,000,000	2,001,600
Sound Point CLO Ltd., Series 2013-1A, Class B2L, 4.735%, 4/26/2025 (a)(b)	7,000,000	6,259,400
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.184%, 8/21/2026 (a)(b)	2,000,000	1,982,856
Steele Creek CLO Ltd., Series 2014-1A, Class D, 3.634%, 8/21/2026 (a)(b)	2,000,000	1,831,864
Sudbury Mill CLO Ltd., Series 2013-1A, Class E, 4.983%, 1/17/2026 (a)(b)	5,000,000	4,561,000
TICC CLO LLC, Series 2012-1A, Class D1, 5.977%, 8/25/2023 (a)(b)	7,000,000	7,000,000
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 4.977%, 4/25/2026 (a)(b)	5,000,000	4,449,000
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.833%, 7/24/2024 (a)(b)	3,000,000	2,838,000
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.133%, 7/24/2024 (a)(b)	3,200,000	2,929,920
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.733%, 7/17/2024 (a)(b)	10,200,000	10,200,000
Voya CLO Ltd., Series 2014-3A, Class D, 5.233%, 7/25/2026 (a)(b)	1,750,000	1,591,800
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.076%, 4/20/2026 (a)(b)	5,000,000	4,584,000
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.676%, 4/20/2026 (a)(b)	5,000,000	4,771,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Collateralized Loan Obligations – (continued)
West CLO Ltd., Series 2012-1A, Class D, 6.736%, 10/30/2023 (a)(b)	$5,000,000	$5,003,500
Wind River CLO Ltd., Series 2012-1A, Class E, 5.484%, 1/15/2024 (a)(b)	5,000,000	4,729,000
Wind River CLO Ltd., Series 2012-1A, Class D, 5.234%, 1/15/2024 (a)(b)	4,000,000	4,012,400

TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost 320,690,197)		324,399,413

Asset-Backed Securities – 10.81%
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/2041 (b)	1,000,000	1,129,547
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/2041 (b)	12,338,099	12,100,177
321 Henderson Receivables LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065 (b)	1,500,000	1,554,783
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073 (b)	4,834,519	5,053,772
321 Henderson Receivables LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	6,000,000	5,996,111
321 Henderson Receivables LLC, Series 2014-2A, Class B, 4.480%, 1/15/2075 (b)	1,000,000	999,531
ACE Securities Corp., Series 2006-CW1, Class A2C, 0.295%, 7/25/2036 (a)	6,496,746	4,663,689
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (b)	7,190,284	7,400,959
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.215%, 1/25/2037 (a)	7,217,718	5,697,623
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.265%, 1/25/2037 (a)	5,021,264	3,938,087
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2, 0.255%, 8/25/2036 (a)	12,338,462	10,529,248
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 0.302%, 5/25/2036 (a)	26,992,872	20,018,480
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 5.910%, 1/25/2037	2,234,089	1,262,917

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Asset-Backed Securities – (continued)
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 6.004%, 1/25/2037	$8,467,733	$4,797,724
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 5.737%, 1/25/2037	11,170,447	6,263,471
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 5.835%, 1/25/2037	13,385,736	7,541,591
Drug Royalty II LP, Series 2014-1, Class A2, 3.484%, 7/15/2023 (b)	9,713,043	9,712,932
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.124%, 8/15/2025 (a)(b)	4,000,000	3,515,200
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A2, 0.345%, 5/25/2036 (a)	12,802,442	8,476,190
Fieldstone Mortgage Investment Corp., Series 2007-1, Class 2A3, 0.492%, 4/25/2047 (a)	17,606,378	11,954,396
Fortress Credit BSL II Ltd, Series 2013-2A, Class D, 4.084%, 10/19/2025 (a)(b)	7,750,000	7,357,075
Fortress Credit BSL II Ltd., Series 2013-2A, Class E, 5.384%, 10/19/2025 (a)(b)	5,000,000	4,515,500
FREMF Mortgage Trust, Series 2014-K36, Class C, 4.361%, 12/25/2046 (a)(b)(c)	6,000,000	6,103,518
FREMF Mortgage Trust, Series 2014-K37, Class C, 4.558%, 1/25/2047 (a)(b)	8,500,000	8,760,444
Fremont Home Loan Trust, Series 2006-C, Class 2A2, 0.305%, 10/25/2036 (a)	40,737,123	21,310,241
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047	9,290,449	6,628,020
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.631%, 12/20/2024 (a)(b)	3,000,000	2,862,600
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	5,000,000	5,000,000
INDYMAC Residential Asset Backed Trust, Series 2006-E, Class 2A2, 0.275%, 4/25/2037 (a)	4,860,053	3,273,503
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.484%, 7/20/2024 (a)(b)	2,500,000	2,442,500
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2C, 0.305%, 11/25/2036 (a)	6,963,408	4,707,333
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2B, 0.255%, 11/25/2036 (a)	3,170,631	2,130,227

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Principal Amount	Fair Value
Asset-Backed Securities – (continued)
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047	$11,814,880	$8,520,289
Nomura Home Equity Loan, Inc., Series 2006-HE3, Class 2A3, 0.305%, 7/25/2036 (a)	9,100,000	7,754,656
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.734%, 1/15/2024 (a)(b)	6,300,000	6,014,610
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.213%, 3/20/2025 (a)(b)	5,000,000	4,374,000
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.395%, 4/25/2037 (a)	4,562,382	2,765,200
RAMP Trust, Series 2007-RS2, Class A2, 0.435%, 5/25/2037 (a)	12,359,143	10,573,568
RASC Trust, Series 06-KS9, Class AI3, 0.315%, 11/25/2036 (a)	10,285,955	8,831,645
Regatta III Funding Ltd., Series 2014-1A, Class D, 5.153%, 4/15/2026 (a)(b)	4,375,000	3,935,750
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.785%, 10/26/2024 (a)(b)	4,000,000	3,712,400
Securitized Asset Backed Receivables LLC, Series 2006-HE2, Class A2B, 0.255%, 7/25/2036 (a)	37,422,819	21,053,853
SolarCity LMC LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	2,214,646	2,292,104
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.255%, 11/25/2037 (a)	5,483,767	3,962,389
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,376,524	6,855,911
Store Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043 (b)	4,896,309	4,981,212
Store Master Funding LLC, Series 2013-3A, Class A2, 5.210%, 11/20/2043 (b)	14,853,694	15,615,837
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC2, Class A3, 0.305%, 9/25/2036 (a)	4,841,118	4,010,508
Trade MAPS 1 Ltd., Series 2013-1A, Class D, 5.153%, 12/10/2018 (a)(b)	2,000,000	2,014,380

TOTAL ASSET-BACKED SECURITIES (Cost 326,710,156)		324,965,701

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

	Shares or Principal Amount	Fair Value
Corporate Bonds – 0.75%
Financials – 0.75%
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)(d)	$10,000,000	$10,000,000
Eagle Bancorp, Inc., 5.750%, 9/1/2024	12,500,000	12,500,000

TOTAL CORPORATE BONDS (Cost 22,500,000)		22,500,000

Collateralized Debt Obligations – 0.46%
Venture CDO Ltd., Series 2012-11A, Class E, 6.725%, 11/14/2022 (a)(b)	1,500,000	1,501,200
Venture X CLO Ltd., Series 2012-10X, Class E, 6.234%, 7/20/2022 (a)	3,000,000	2,957,700
Venture X CLO Ltd., Series 2012-12A, Class E, 5.529%, 2/28/2024 (a)(b)	10,000,000	9,394,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost 14,231,630)		13,852,900

Preferred Stocks – 0.11%
Financials – 0.11%
Morgan Stanley, Series A, 4.000% (a)	130,497	2,655,614
Wells Fargo & Co., Series P, 5.250%	23,990	555,369

TOTAL PREFERRED STOCKS (Cost 3,481,416)		3,210,983

Cash Equivalents – 4.36%
Fidelity Institutional Money Market Portfolio - Institutional Class, 0.090% (e)	131,248,792	131,248,792

TOTAL CASH EQUIVALENTS (Cost 131,248,792)		131,248,792

TOTAL INVESTMENTS – 109.40% (Cost 3,227,654,895)		3,289,247,259

Liabilities in Excess of Other Assets – (9.40)%		(282,690,154)

NET ASSETS – 100.00%		$3,006,557,105

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2014.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements and futures contracts. On July 31, 2014 securities valued at $279,613,057 were pledged as collateral for reverse repurchase agreements and futures contracts.
(d)	Security is fair valued by the Adviser.
(e)	Rate disclosed is the seven day yield as of July 31, 2014.

I/O — Interest Only Security

The value of Futures Contracts as of July 31, 2014 was as follows:

Long Futures Contracts	Number of Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 9/17/14	152	$14,512,154	$19,760

Short Futures Contracts	Number of (Short) Contracts	Underlying Face Amount at Fair Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 9/15/14	(3,451)	$(349,952,969)	$1,118,857
10 Year U.S. Dollar Deliverable Interest Rate Swap Future expiring 9/17/14	(4,167)	(436,102,594)	(2,167,928)

Total Short Futures Contracts	(7,618)		$(1,049,071)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

July 31, 2014 (Unaudited)

Reverse repurchase agreements outstanding as of July 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America	1.50%	5/14/2014	8/14/2014	$2,405,185	$2,396,000
Bank of America	0.90%	7/11/2014	8/12/2014	10,657,519	10,649,000
BNP Paribas	1.31%	7/23/2014	8/22/2014	4,937,364	4,932,000
Credit Suisse	1.00%	7/7/2014	8/6/2014	15,105,027	15,092,450
Goldman Sachs	1.00%	7/9/2014	8/8/2014	4,842,032	4,838,000
Goldman Sachs	0.95%	7/9/2014	8/4/2014	9,325,412	9,319,000
Goldman Sachs	0.90%	7/11/2014	8/11/2014	8,081,272	8,075,000
JP Morgan	0.76%	7/16/2014	8/18/2014	14,431,987	14,422,000
JP Morgan	0.76%	7/16/2014	8/18/2014	3,673,542	3,671,000
Mizuho	0.75%	7/25/2014	8/20/2014	8,477,590	8,473,000
Mizuho	0.75%	7/25/2014	8/20/2014	16,138,737	16,130,000
Mizuho	0.75%	7/25/2014	8/13/2014	9,031,574	9,028,000
Mizuho	0.75%	7/25/2014	8/20/2014	4,587,484	4,585,000
Mizuho	0.75%	7/25/2014	8/20/2014	8,185,431	8,181,000
Mizuho	0.75%	7/25/2014	8/20/2014	8,507,606	8,503,000
Mizuho	0.75%	7/25/2014	8/13/2014	9,147,620	9,144,000
Mizuho	0.75%	7/25/2014	8/27/2014	8,929,135	8,923,000
Mizuho	0.75%	7/25/2014	8/27/2014	8,871,095	8,865,000
Mizuho	0.75%	7/25/2014	8/27/2014	5,817,997	5,814,000
Mizuho	0.75%	7/25/2014	8/27/2014	8,912,123	8,906,000
Mizuho	0.75%	7/25/2014	8/27/2014	8,837,071	8,831,000
Nomura	1.19%	10/3/2013	4/3/2015	23,493,864	23,075,625
RBC Capital Markets	1.82%	5/12/2014	8/12/2014	13,371,016	13,309,000
RBC Capital Markets	1.83%	5/12/2014	8/12/2014	17,377,058	17,296,000

					$232,458,075

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to at least 100% of the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Assets and Liabilities

July 31, 2014

(Unaudited)

Assets
Investments in securities at fair value (cost $3,227,654,895)	$3,289,247,259
Cash	5,301,537
Cash due from broker (a)	13,870,609
Cash held at broker (b)	11,526,900
Receivable for fund shares sold	7,353,454
Receivable for investments sold	32,741,024
Receivable for net variation margin on futures contracts	220,195
Dividends and interest receivable	15,964,842
Prepaid expenses	342,980

Total Assets	3,376,568,800

Liabilities
Payable for reverse repurchase agreements	232,458,075
Payable for fund shares redeemed	3,197,426
Payable for investments purchased	127,994,806
Payable for distributions to shareholders	3,364,390
Interest payable for reverse repurchase agreements	417,166
Payable to Adviser	2,218,791
Payable to administrator, fund accountant, and transfer agent	95,783
Payable to custodian	36,449
12b-1 fees accrued	206,719
Other accrued expenses	22,090

Total Liabilities	370,011,695

Net Assets	$3,006,557,105

Net Assets consist of:
Paid-in capital	$2,979,920,465
Accumulated net investment loss	(5,045,154)
Accumulated net realized loss from investment transactions	(28,881,259)
Net unrealized appreciation on investments	61,592,364
Net unrealized appreciation (depreciation) on futures contracts	(1,029,311)

Net Assets	$3,006,557,105

(a)	Margin claim to be received from broker.
(b)	Cash used as collateral for futures contract transactions.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Assets and Liabilities – (continued)

July 31, 2014

(Unaudited)

Class A:
Net Assets	$549,312,618

Shares outstanding (unlimited number of shares authorized, no par value)	44,813,377

Net asset value (“NAV”) per share	$12.26

Offering price per share (NAV/0.9775) (c)	$12.54

Class C:
Net Assets	$55,027,771

Shares outstanding (unlimited number of shares authorized, no par value)	4,502,082

Net asset value (“NAV”) and offering price per share	$12.22

Minimum redemption price per share (NAV*0.99) (d)	$12.10

Institutional Class:
Net Assets	$2,402,216,716

Shares outstanding (unlimited number of shares authorized, no par value)	196,054,436

Net asset value (“NAV”) and offering price per share	$12.25

(c)	Class A shares impose a maximum 2.25% sales charge on purchases.
(d)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Operations

For the six months ended July 31, 2014

(Unaudited)

Investment Income
Dividend income	$159,102
Interest income	77,291,824

Total Investment Income	77,450,926

Expenses
Investment Advisory	13,331,693
12b-1 – Class A	1,077,506
12b-1 – Class C	241,140
Administration	375,357
Fund accounting	107,836
Transfer agent	129,884
Legal	10,252
Registration	108,826
Custodian	141,194
Audit	30,647
Trustee	5,563
Insurance	9,546
Pricing	81,904
Printing	51,885
24f-2	20,743
Miscellaneous	13,158
Interest on reverse repurchase agreements	3,786,318
Line of credit	130,660

Total Expenses	19,654,112

Fees contractually waived by Adviser	(2,055,481)

Net operating expenses	17,598,631

Net Investment Income	59,852,295

Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investment transactions	12,626,259
Net realized loss on futures contracts	(16,052,293)
Net change in unrealized appreciation on investments	22,270,571
Net change in unrealized appreciation on futures contracts	3,208,314

Net realized and unrealized gain on investments	22,052,851

Net increase in net assets resulting from operations	$81,905,146

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statement of Cash Flows

For the six months ended July 31, 2014

(Unaudited)

Increase/(Decrease) in Cash
Cash flows from operating activities:
Net increase in net assets resulting from operations	$81,905,146
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Accretion of discount/amortization of premium, net	(5,368,471)
Purchase of long-term securities	(1,593,767,549)
Proceeds from sales of long-term securities	950,501,630
Sales of short-term securities, net	45,194,742
Increase in dividends and interest receivable	(4,475,084)
Increase in receivable for investments sold	(29,793,524)
Increase in prepaid expenses	(157,388)
Decrease in payable for variation margin on futures contracts	(1,047,601)
Increase in payable to Adviser	682,066
Increase in payable for investments purchased	77,402,390
Decrease in interest payable for reverse repurchase agreements	(151,489)
Decrease in accrued expenses and expenses payable	(230,577)
Net realized losses on investment securities	3,426,034
Net gains on paydowns of mortgage-backed securities	(7,785,078)
Change in unrealized appreciation on investments	(25,478,885)

Net cash used in operating activities	(509,143,638)

Cash flows from financing activities:
Decrease in payable for reverse repurchase agreements	(311,379,086)
Proceeds from shares sold	1,577,250,427
Amount paid for shares redeemed	(735,026,806)
Cash distributions paid	(11,907,041)

Net cash provided from financing activities	518,937,494

Net change in cash	$9,793,856
Cash balance beginning of period	$20,905,190

Cash balance end of period	$30,699,046

Non cash financing activities not included herein consist of receivable for fund shares sold of $7,353,454, payable for fund shares redeemed of $3,197,426, payable for distributions to shareholders of $3,364,390 and reinvestment of distributions of $49,453,735.

Supplemental Information
Interest paid	$3,937,807

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended July 31, 2014 (Unaudited)	For the Year Ended January 31, 2014
Increase in Net Assets due to:
Operations
Net investment income	$59,852,295	$77,697,243
Net realized gain (loss) on investment transactions and futures contracts	(3,426,034)	(23,937,489)
Net change in unrealized appreciation on investments and futures contracts	25,478,885	8,573,890

Net increase in net assets resulting from operations	81,905,146	62,333,644

Distributions
From net investment income, Class A	(20,558,962)	(30,301,416)
From net investment income, Class C	(1,034,014)	(1,545,459)
From net investment income, Institutional Class	(43,132,190)	(50,498,388)
From net realized gains, Class A	–	(684,577)
From net realized gains, Class C	–	(46,361)
From net realized gains, Institutional Class	–	(1,341,331)

Total distributions	(64,725,166)	(84,417,532)

Capital Transactions – Class A
Proceeds from shares sold	316,113,142	757,804,040
Reinvestment of distributions	19,869,637	25,380,973
Amount paid for shares redeemed	(553,068,885)	(498,378,952)

Total Class A	(217,086,106)	284,806,061

Capital Transactions – Class C
Proceeds from shares sold	16,838,221	29,188,997
Reinvestment of distributions	845,789	1,240,310
Amount paid for shares redeemed	(7,540,191)	(8,082,943)

Total Class C	10,143,819	22,346,364

Capital Transactions – Institutional Class
Proceeds from shares sold	1,248,281,868	1,274,111,591
Reinvestment of distributions	28,738,309	40,059,812
Amount paid for shares redeemed	(173,078,668)	(461,314,303)

Total Institutional Class	1,103,941,509	852,857,100

Net increase in net assets resulting from capital transactions	896,999,222	1,160,009,525

Total Increase in Net Assets	914,179,202	1,137,925,637

Net Assets
Beginning of period	2,092,377,903	954,452,266

End of period	$3,006,557,105	$2,092,377,903

Accumulated net investment loss included in net assets at end of period	$(14,302,830)	$(172,283)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets – (continued)

	For the Six Months Ended July 31, 2014 (Unaudited)	For the Year Ended January 31, 2014
Share Transactions – Class A
Shares sold	25,912,017	62,096,058
Shares issued in reinvestment of distributions	1,630,745	2,098,034
Shares redeemed	(45,161,102)	(41,165,435)

Total Class A	(17,618,340)	23,028,657

Share Transactions – Class C
Shares sold	1,382,259	2,387,418
Shares issued in reinvestment of distributions	69,581	102,990
Shares redeemed	(619,515)	(673,943)

Total Class C	832,325	1,816,465

Share Transactions – Institutional Class
Shares sold	102,059,977	104,592,577
Shares issued in reinvestment of distributions	2,357,532	3,317,550
Shares redeemed	(14,174,252)	(38,176,686)

Total Institutional Class	90,243,257	69,733,441

Net increase in share transactions	73,457,242	94,578,563

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund - Class A

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2014 (Unaudited)		For the Year Ended January 31, 2014	For the Year Ended January 31, 2013	For the Period Ended January 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.17		$12.35	$10.67	$10.00

Income from investment operations:
Net investment income	0.29		0.54	0.60	0.26
Net realized and unrealized gain (loss) on investments	0.10		(0.13)	1.74	0.63

Total from investment operations	0.39		0.41	2.34	0.89

Less distributions to shareholders:
From net investment income	(0.30)		(0.58)	(0.61)	(0.22)
From net realized gains	-		(0.01)	(0.05)	-

Total distributions	(0.30)		(0.59)	(0.66)	(0.22)

Net asset value, end of period	$12.26		$12.17	$12.35	$10.67

Total Return (b)	3.20	% (c)	3.52%	22.57%	8.95	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$549,313		$760,039	$486,444	$26,255

Ratio of expenses to average net assets	1.55	% (d)	1.68%	1.60%	2.45	% (d)
Ratio of expenses to average net assets (excluding interest expense)	1.24	% (d)	1.24%	1.26%	2.25	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.72	% (d)	1.91%	2.23%	3.38	% (d)
Ratio of expenses to average net assets before waiver and reimbursement (excluding interest expense)	1.41	% (d)	1.47%	1.90%	3.18	% (d)
Ratio of net investment income to average net assets	4.68	% (d)	4.60%	5.02%	5.29	% (d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.51	% (d)	4.36%	4.39%	4.36	% (d)
Portfolio turnover rate	33.74	% (c)	61.70%	54.56%	17.85	% (c)

(a)	For the period June 28, 2011 (commencement of operations) to January 31, 2012.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, and excludes the sales charge.
(c)	Not annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund - Class C

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2014 (Unaudited)		For the Year Ended January 31, 2014	For the Period Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.14		$12.31	$11.03

Income from investment operations:
Net investment income	0.23		0.45	0.47
Net realized and unrealized gain (loss) on investments	0.10		(0.12)	1.30

Total from investment operations	0.33		0.33	1.77

Less distributions to shareholders:
From net investment income	(0.25)		(0.49)	(0.44)
From net realized gains	-		(0.01)	(0.05)

Total distributions	(0.25)		(0.50)	(0.49)

Net asset value, end of period	$12.22		$12.14	$12.31

Total Return (b)	2.78	% (c)	2.82%	16.39	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$55,028		$44,567	$22,821
Ratio of expenses to average net assets	2.30	% (d)	2.43%	2.33	% (d)
Ratio of expenses to average net assets (excluding interest expense)	1.99	% (d)	1.99%	2.00	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	2.47	% (d)	2.66%	2.91	% (d)
Ratio of expenses to average net assets before waiver and reimbursement (excluding interest expense)	2.16	% (d)	2.22%	2.56	% (d)
Ratio of net investment income to average net assets	3.91	% (d)	3.83%	4.12	% (d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	3.74	% (d)	3.60%	3.55	% (d)
Portfolio turnover rate	33.74	% (c)	61.70%	54.56	% (c)

(a)	For the period March 14, 2012 (commencement of operations) to January 31, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and excludes any contingent deferred sales charge.
(c)	Not annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund - Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended July 31, 2014 (Unaudited)		For the Year Ended January 31, 2014	For the Period Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.17		$12.34	$11.71

Income from investment operations:
Net investment income	0.29		0.56	0.25
Net realized and unrealized gain (loss) on investments	0.10		(0.10)	0.65

Total from investment operations	0.39		0.46	0.90

Less distributions to shareholders:
From net investment income	(0.31)		(0.62)	(0.22)
From net realized gains	-		(0.01)	(0.05)

Total distributions	(0.31)		(0.63)	(0.27)

Net asset value, end of period	$12.25		$12.17	$12.34

Total Return (b)	3.25	% (c)	3.88%	7.75	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,402,217		$1,287,772	$445,187
Ratio of expenses to average net assets	1.30	% (d)	1.43%	1.34	% (d)
Ratio of expenses to average net assets (excluding interest expense)	0.99	% (d)	0.99%	0.99	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.47	% (d)	1.66%	1.89	% (d)
Ratio of expenses to average net assets before waiver and reimbursement (excluding interest expense)	1.16	% (d)	1.22%	1.54	% (d)
Ratio of net investment income to average net assets	4.88	% (d)	4.81%	5.07	% (d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.71	% (d)	4.58%	4.52	% (d)
Portfolio turnover rate	33.74	% (c)	61.70%	54.56	% (c)

(a)	For the period August 16, 2012 (commencement of operations) to January 31, 2013.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(c)	Not annualized
(d)	Annualized

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements

July 31, 2014

(Unaudited)

NOTE 1. ORGANIZATION

The Angel Oak Multi-Strategy Income Fund (the “Fund”) is an open-end non-diversified series of the Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Trustees. The Fund’s investment adviser is Angel Oak Capital Advisors, LLC (the “Adviser”). The investment objective of the Fund is current income.

The Fund currently offers three share classes, Class A, Class C and Institutional Class. Class A shares commenced operations on June 28, 2011, Class C shares commenced operations on March 14, 2012 and the Institutional Class shares commenced operations on August 16, 2012. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board of Trustees. Class A currently has a maximum sales charge on purchases of 2.25% as a percentage of the original purchase price. Class C does not have an initial sales charge on purchases. The dealer of record receives a payment from the Fund’s distributor of 1.00% of the amount you invest in Class C shares. If you redeem your Class C shares within one year of purchase, you will be subject to a 1.00% contingent deferred sales charge (“CDSC”), based on the lower of the shares’ cost or current net asset value. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. For the six months ended July 31, 2014, CDSC fees on Class C Shares paid to the Distributor were $2,111.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a regulated investment company (“RIC”)

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended July 31, 2014, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. federal tax authorities for all tax years since inception.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Trustees). Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, as dividends to its shareholders on a monthly basis. The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains, if any, at least once a year. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund. There were no such reclassifications made as of July 31, 2014.

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund. In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights.

Futures Contracts – The Fund may enter into futures contracts to hedge various investments for risk management. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract. Cash held at the broker as of July 31, 2014, noted on the Statement of Assets and Liabilities, is held for collateral for futures transactions.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Fund’s cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

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NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - (continued)

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. These securities will be classified as Level 1 securities as described in Note 3 below. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 4 for information on futures contract activity during the six months ended July 31, 2014.

Mortgage-Backed and Asset-Backed Securities Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”). If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Fund’s investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Fund to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize these instruments may depend on the ability of the Fund’s Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Fund may invest could negatively impact the value of the Fund’s investments. To the extent the Fund focuses its investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Fund may be more susceptible to risk factors affecting such types of securities.

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value, such as pricing models and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the level input that is most significant to the fair value measurement in its entirety.

Equity securities, including preferred stocks, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”). These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities, including collateralized mortgage obligations, collateralized loan obligations, collateralized debt obligations, corporate bonds, and asset-backed securities when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Fund believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. For these securities, the pricing service may also use prepayment speeds, consideration of collateral, unemployment rates, credit risk, foreclosures, and liquidations. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Reverse repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Short-term investments in fixed income securities, (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity), may be valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations. Good faith pricing may also be used in instances when the bonds the Fund invests in may default or otherwise cease to have market quotations readily available.

Angel Oak Multi-Strategy Income Fund

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Collateralized Mortgage Obligations	$–	$2,469,069,470	$–	$2,469,069,470
Collateralized Loan Obligations	–	324,399,413	–	324,399,413
Asset-Backed Securities	–	324,965,701	–	324,965,701
Corporate Bonds	–	12,500,000	10,000,000	22,500,000
Collateralized Debt Obligations	–	13,852,900	–	13,852,900
Preferred Stocks	3,210,983	–	–	3,210,983
Cash Equivalents	131,248,792	–	–	131,248,792
Long Futures Contracts*	19,760	–	–	19,760
Total	$134,499,295	$3,144,787,484	$10,000,000	$3,289,286,779
Liabilities
Reverse Repurchase Agreements	$–	$(232,458,075)	$–	$(232,458,075)
Short Futures Contracts*	(1,049,071)	–	–	(1,049,071)
Total	$(1,049,071)	$(232,458,075)	$–	$(233,507,146)

*	The amount shown represents the gross unrealized appreciation/(depreciation) of the futures contracts.

During the six months ended July 31, 2014, the Fund had no transfers between Levels 1 and 2 at any time during the reporting period. The Fund’s transfers between Level 3 and Level 2 are detailed in the table below. The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period.

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the Fund:

	Collateralized Mortgage Obligations	Collateralized Loan Obligations	Asset Backed Securities	Corporate Bonds	Collateralized Debt Obligation	Total Investments
Balance as of January 31, 2014	$30,673,322	$9,420,000	$37,149,498	$–	$3,143,910	$80,386,730
Realized gain/(loss)	–	–	1,359	–	–	1,359
Accretion/ (amortization)	–	–	396	–	–	396
Change in unrealized appreciation (depreciation)	–	–	(5,193)	–	–	(5,193)
Purchases	–	–	–	10,000,000	–	10,000,000
Sales	–	–	(10,996,562)	–	–	(10,996,562)
Transfers in to Level 3	–	–	–	–	–	–
Transfers out of Level 3*	(30,673,322)	(9,420,000)	(26,149,498)	–	(3,143,910)	(69,386,730)

Balance as of July 31, 2014	$–	$–	$–	$10,000,000	$–	$10,000,000

*	Transfers out of Level 3 were into Level 2 as a result of pricing sources beginning to price the securities on a daily basis.

The Fund’s Level 3 investments have been valued using acquisition cost. As a result, there were no unobservable inputs that have been internally developed by the Fund in determining the fair values of its investments as of July 31, 2014.

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at July 31, 2014 was $0.

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NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS - (continued)

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statement of Assets and Liabilities as of July 31, 2014.

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Futures Contracts	$220,195	$–	$220,195	$–	$220,195	$–

				Gross Amounts Not Offset in Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount (not less than 0)
Reverse Repurchase Agreements	$232,458,075	$–	$232,458,075	$232,458,075	$–	$–

During the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis. As of July 31, 2014, the Fund did not enter into any netting agreements which would require any portfolio securities to be netted.

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NOTE 4. DERIVATIVE TRANSACTIONS

The following tables present a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of July 31, 2014 and the effect of derivative instruments on the Statement of Operations for the fiscal year ended July 31, 2014.

At July 31, 2014:

		Asset Derivatives	Liability Derivatives
Derivatives	Type of Derivative Risk	Statement of Assets and Liabilities	Statement of Assets and Liabilities	Variation Margin on Futures Contracts
Futures Contracts	Interest Rate	Receivable for net variation margin on futures contracts		$220,195

The effect of Derivative Instruments on the Statement of Operations for the six months ended July 31, 2014:

Derivatives	Location of Gain/(Loss) on Derivatives on Statement of Operations	Contracts Opened	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Long Futures Contracts	Net change in unrealized appreciation on futures contracts	152	–	$–	$19,760
Derivatives	Location of Gain/(Loss) on Derivatives on Statement of Operations	Contracts Sold Short	Contracts Closed	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation/ (Depreciation) on Derivatives
Short Futures Contracts	Net realized loss on futures contracts/net change in unrealized appreciation on futures contracts	22,555	19,359	$(16,052,293)	$3,188,554

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NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the management agreement, on behalf of the Fund (the “Agreement”), the Adviser manages the Fund’s investments subject to oversight of the Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund on the first $200 million in assets, 1.25% for the next $300 million in assets and 1.00% for any assets in excess of $500 million. For the six months ended July 31, 2014, the Adviser earned a fee of $13,331,693 from the Fund before the waiver described below. At July 31, 2014, the Fund owed the Adviser $2,218,791.

The Adviser has contractually agreed to waive or limit its fees and to assume other expenses of the Fund until May 31, 2015, so that Total Annual Fund Operating Expenses does not exceed 0.99%. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”). For the six months ended July 31, 2014, the Adviser contractually waived fees of $2,055,481.

The waiver and/or reimbursement by the Adviser with respect to the Fund is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitations described above. The amounts subject to repayment by the Fund, pursuant to the aforementioned conditions, at July 31, 2014 are as follows:

Amount	Recoverable through January 31,
$100,940	2015
$1,319,337	2016
$3,869,799	2017
$2,055,481	2018

The Trust retains Huntington Asset Services, Inc. (“HASI”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel related to that function. For the six months ended July 31, 2014, HASI earned fees of $375,357 for administrative and compliance services provided to the Fund. At July 31, 2014, HASI was owed $72,174 from the Fund for administrative services. Certain officers and one

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NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

Trustee of the Trust are members of management and/or employees of HASI. HASI is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Unified Financial Securities, Inc. (the “Distributor”) and Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”). For the six months ended July, 31, 2014, the Custodian earned fees of $141,194 for custody services provided to the Fund. At July 31, 2014, the Custodian was owed $36,449 from the Fund for custody services.

The Trust also retains HASI to act as the Fund’s transfer agent and to provide fund accounting services. For the six months ended July 31, 2014, HASI earned fees of $129,884 for transfer agent services and reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. At July 31, 2014, the Fund owed HASI $3,289 for transfer agent services and out-of-pocket expenses.

For the six months ended July 31, 2014, HASI earned fees of $107,836 from the Fund for fund accounting services. At July 31, 2014, HASI was owed $20,320 from the Fund for fund accounting services.

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will pay the Distributor and/or any registered securities dealer, financial institution or any other person (the “Recipient”) a shareholder servicing fee of 0.25% (Class A shares) and 1.00% (Class C shares) of each share classes’ respective average daily net assets of the Fund in connection with the promotion and distribution of the Fund’s shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts. The Fund or Adviser may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is paid regardless of 12b-1 expenses actually incurred. It is anticipated that the Plan will benefit shareholders because an effective sales program typically is necessary in order for the Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. For the six months ended July 31, 2014, Class A shares 12b-1 expense incurred by the Fund was $1,077,506 and Class C shares 12b-1 expense incurred was $241,140. The Fund owed $161,721 for Class A shares and $44,998 for Class C shares 12b-1 fees as of July 31, 2014.

Angel Oak Multi-Strategy Income Fund

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NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - (continued)

Unified Financial Securities, Inc. (“Unified”) acts as the principal distributor of the Fund’s shares. During the six months ended July 31, 2014, the Distributor received $137,065 from commissions earned on sales of Class A shares, of which $124,695 was re-allowed to intermediaries of the Fund, and $2,111 from contingent deferred sales charges on Class C shares held for less than one year. An officer of the Trust is an officer of the Distributor and such person may be deemed to be an affiliate of the Distributor.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended July 31, 2014, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
U.S. Government Obligations	$–	$–
Other	1,593,767,549	950,501,630

NOTE 7. ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940. At July 31, 2014, Charles Schwab & Co. (“Schwab”) and UBS owned, as record shareholder, 27% and 32%, respectively, of the outstanding shares of Fund. It is not known whether Schwab or UBS or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Fund.

Angel Oak Multi-Strategy Income Fund

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July 31, 2014

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NOTE 9. FEDERAL TAX INFORMATION

At July 31, 2014, the unrealized appreciation (depreciation) of investments, excluding futures contracts, for tax purposes, was as follows:

Gross Unrealized Appreciation	$82,651,002
Gross Unrealized (Depreciation)	(21,058,638)

Net Unrealized Appreciation on Investments	$61,592,364

At July 31, 2014, the aggregate cost of securities for federal income tax purposes was $3,227,654,895 for the Fund.

The tax characterization of distributions paid for the fiscal year ended January 31, 2014 was as follows:

2014
Distributions paid from:
Ordinary Income	$82,564,518
Net Long-Term Capital Gain	137,797

$82,702,315

At January 31, 2014, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,546,079
Undistributed long-term capital gains	–
Distributions payable	(1,715,217)
Accumulated capital and other losses	(29,695,995)
Unrealized appreciation	39,321,793

$9,456,660

As of January 31, 2014, the Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $21,896,476.

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the on the first business day of the Fund’s following taxable year. For the tax year ended January 31, 2014 the Fund deferred post October capital losses in the amount of $7,796,374.

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

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NOTE 10. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

NOTE 11. RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined by the Fund to be liquid. The Fund does not anticipate incurring any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by pricing service or dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Fund’s Adviser or pursuant to the Fund’s fair value policies and procedures. The Fund has acquired securities, the sale of which is restricted under Rule 144A of the Securities Act of 1933. It is possible that the fair value price may differ significantly from the amount that may ultimately be realized in the near term, and the difference could be material. At July 31, 2014, the Fund held restricted securities representing 25% of net assets, as listed below:

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
321 Henderson Receivables LLC, Series 2012-3A, Class A, 3.220%, 8/15/2041	2/11/2013*	$12,338,099	$12,462,540	$12,100,177
321 Henderson Receivables LLC, Series 2012-3A, Class B, 6.170%, 8/15/2041	11/9/2012	1,000,000	999,985	1,129,547
321 Henderson Receivables LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073	10/10/2013	4,834,519	4,830,659	5,053,772
321 Henderson Receivables LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065	2/10/2014	1,500,000	1,498,810	1,554,783

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
321 Henderson Receivables LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073	7/16/2014	$6,000,000	$5,996,112	$5,996,111
321 Henderson Receivables LLC, Series 2014-2A, Class B, 4.480%, 1/15/2075	7/16/2014	1,000,000	999,531	999,531
Acis CLO Ltd., Series 2013-1A, Class E, 5.834%, 4/18/2024	5/6/2013*	12,000,000	11,449,609	11,259,600
Acis CLO Ltd., Series 2014-3A, Class E, 4.990%, 2/1/2026	1/16/2014	4,500,000	3,973,780	3,934,800
Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.235%, 7/15/2026	7/1/2014	3,000,000	2,760,000	2,760,000
ALM Loan Funding, Series 2014-14A, Class D, 5.084%, 7/28/2026	6/6/2014	7,500,000	6,827,521	6,865,500
AMMC CLO IX Ltd., Series 2011-9A, Class E, 7.684%, 1/15/2022	5/10/2013	1,000,000	1,014,560	1,000,400
Anchorage Capital CLO Ltd., Series 2013-1A, Class D, 5.034%, 7/13/2025	6/5/2013	5,000,000	4,704,143	4,556,500
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.085%, 7/28/2025	1/17/2014	5,500,000	5,207,444	5,066,600
Arrowpoint CLO Ltd., Series 2012-2A, Class D, 3.934%, 3/12/2026	2/6/2014	3,000,000	2,865,517	2,846,700
Arrowpoint CLO Ltd., Series 2012-2A, Class E, 4.954%, 3/12/2026	2/6/2014	6,000,000	5,413,665	5,333,400
Bayview Commercial Asset Trust, Series 2005-2A, Class A1, 0.465%, 8/25/2035	4/1/2013*	12,478,536	10,419,132	11,394,613
Bayview Commercial Asset Trust, Series 2005-4A, Class A1, 0.455%, 1/25/2036	4/29/2013	2,934,681	2,497,998	2,679,217

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Bayview Commercial Asset Trust, Series 2005-4A, Class A2, 0.545%, 1/25/2036	5/3/2013	$3,172,390	$2,648,454	$2,837,506
Brand Group Holdings, Inc., 8.500%, 6/27/2024	6/27/2014	10,000,000	10,000,000	10,000,000
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 4.633%, 4/17/2025	4/25/2013*	7,250,000	6,618,674	6,561,250
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041	10/29/2013	7,190,284	7,547,967	7,400,959
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.534%, 1/15/2024	2/12/2013	3,000,000	3,005,872	2,998,800
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 5.734%, 1/20/2025	5/20/2013	2,850,000	2,855,309	2,783,310
Catamaran CLO Ltd., Series 2012-1A, Class D, 4.731%, 12/20/2023	5/1/2013	8,750,000	8,805,230	8,756,125
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044	5/14/2013	7,931,000	6,855,817	7,388,179
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A1, 0.305%, 1/25/2036	7/23/2013*	11,104,035	9,458,223	9,930,949
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 0.355%, 1/25/2036	11/20/2013	8,914,920	7,788,028	8,245,766
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A1, 0.335%, 7/25/2036	10/16/2013*	9,011,551	7,832,159	7,887,279
Chevy Chase Mortgage Funding Corp., Series 2005-4A, Class IO, 1.308%, 4/25/2037 (I/O)	5/14/2014	85,207,395	5,261,918	5,378,717
CIFC Funding Ltd., Series 2012-1A, Class B2L, 7.225%, 8/14/2024	4/25/2013*	10,000,000	10,067,362	10,002,000
CIFC Funding Ltd., Series 2012-2A, Class B2L, 6.227%, 12/5/2024	12/24/2013	6,630,000	6,630,000	6,625,359

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.227%, 12/5/2024	1/9/2014	$2,000,000	$2,000,000	$1,944,400
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.234%, 1/29/2025	12/24/2013	9,200,000	9,200,000	9,080,400
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.134%, 1/29/2025	2/3/2014	1,000,000	995,156	952,700
CIFC Funding Ltd., Series 2013-1A, Class E, 6.358%, 4/16/2025	12/24/2013*	4,800,000	4,566,341	4,363,200
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 4.900%, 3/10/2047	2/28/2014*	9,000,000	8,303,331	8,752,536
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class A4, 3.622%, 7/10/2024	7/17/2014	7,000,000	7,209,702	7,209,702
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, 4.658%, 7/10/2024	7/17/2014	10,000,000	9,382,101	9,382,101
ColumbusNova CLO IV Ltd., Series 2007-2A, Class D, 4.734%, 10/15/2021	2/11/2014	3,440,000	3,448,178	3,445,848
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.314%, 3/10/2046	6/4/2013	6,146,000	4,945,597	5,235,639
Commercial Mortgage Trust, Series 2014-CR14, Class D, 4.612%, 2/10/2047	5/13/2014	6,250,000	5,867,069	6,071,428
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.800%, 5/10/2047	4/29/2014*	8,250,000	7,749,721	7,944,111
CountryWide Alternative Loan Trust, Series 2005-58R, Class A, 2.247%, 12/20/2035 (I/O)	3/6/2013	193,698,845	12,728,941	13,316,796
Credit Suisse Mortgage Capital Certificates, Series 2012-9, Class B1, 2.419%, 2/25/2050	11/21/2012*	10,363,000	9,434,192	9,308,565
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.229%, 11/21/2022	5/8/2013	5,000,000	5,044,838	5,019,000

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.729%, 11/21/2022	5/15/2013*	$6,625,000	$6,659,208	$6,630,300
Drug Royalty II LP, Series 2014-1, Class A2, 3.484%, 7/15/2023	6/18/2014	9,713,043	9,712,894	9,712,932
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B6L, 4.124%, 8/15/2025	5/31/2013*	4,000,000	3,551,010	3,515,200
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.084%, 7/15/2025	7/19/2013*	3,000,000	2,734,917	2,775,600
Finn Square CLO Ltd, Series 2012-1A, Class D, 5.281%, 12/24/2023	1/17/2014	4,600,000	4,434,296	4,373,220
Finn Square CLO Ltd., Series 2012-1A, Class C, 3.831%, 12/24/2023	2/20/2013	3,000,000	2,960,116	2,930,100
Fortress Credit BSL II Ltd, Series 2013-2A, Class D, 4.084%, 10/19/2025	4/3/2014	7,750,000	7,389,590	7,357,075
Fortress Credit BSL II Ltd., Series 2013-2A, Class E, 5.384%, 10/19/2025	10/25/2013	5,000,000	4,472,653	4,515,500
FREMF Mortgage Trust, Series 2014-K36, Class C, 4.361%, 12/25/2046	2/6/2014*	6,000,000	5,567,271	6,103,518
FREMF Mortgage Trust, Series 2014-K37, Class C, 4.558%, 1/25/2047	3/12/2014*	8,500,000	8,233,526	8,760,444
Gallatin CLO IV Ltd., Series 2012-1A, Class E, 5.484%, 10/15/2023	12/6/2013	3,000,000	2,842,152	2,838,900
GS Mortgage Securities Corp. II, Series 2013-GC10, Class C, 4.285%, 2/10/2046	1/3/2014	5,000,000	4,756,661	5,083,535
GS Mortgage Securities Corp. II, Series 2014-GC20, Class D, 4.866%, 4/10/2047	3/27/2014	5,000,000	4,523,249	4,827,708

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.072%, 7/10/2046	9/26/2013	$7,500,000	$6,927,124	$7,545,026
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.775%, 8/10/2023	8/14/2013	6,600,000	6,293,321	6,943,114
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.775%, 8/10/2023	8/14/2013*	7,260,000	6,268,566	7,077,683
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.646%, 6/10/2047	6/5/2014	5,000,000	4,569,548	4,724,095
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.631%, 12/20/2024	6/26/2013	3,000,000	2,747,483	2,862,600
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044	7/22/2014	5,000,000	5,000,000	5,000,000
ING IM CLO Ltd., Series 2012-1RA, Class DR, 5.431%, 3/14/2022	3/6/2014	1,750,000	1,750,000	1,737,225
ING IM CLO Ltd., Series 2012-1RA, Class ER, 6.731%, 3/14/2022	3/6/2014	2,000,000	2,000,000	1,951,400
ING IM CLO Ltd., Series 2014-1A, Class D, 5.169%, 4/18/2026	2/5/2014	9,500,000	8,988,284	8,975,600
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 3.984%, 1/20/2021	11/26/2013	7,000,000	6,658,281	6,633,200
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 2.984%, 2/20/2022	7/18/2014	5,000,000	4,787,500	4,787,500
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.084%, 4/30/2023	4/3/2013*	4,000,000	3,752,134	3,856,000
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.484%, 4/30/2023	5/13/2013*	13,200,000	12,359,083	12,372,360

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.008%, 12/15/2046	1/7/2014*	$10,000,000	$9,244,979	$9,945,015
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.713%, 8/15/2046	8/2/2013	5,000,000	4,306,750	4,848,218
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.484%, 7/20/2024	5/6/2013	2,500,000	2,412,553	2,442,500
KVK CLO Ltd., Series 2012-1X, Class E, 6.484%, 7/15/2023	5/9/2013	3,700,000	3,721,106	3,700,000
KVK CLO Ltd., Series 2013-1A, Class D, 4.584%, 4/14/2025	5/16/2013	2,000,000	2,016,579	1,981,400
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.484%, 1/15/2024	1/15/2013*	9,000,000	8,732,458	8,990,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.303%, 2/15/2046	4/16/2014	10,000,000	9,137,251	9,542,310
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.160%, 5/15/2046	12/13/2013	6,500,000	5,503,398	6,119,152
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.835%, 2/15/2047	6/17/2014	7,500,000	7,084,960	7,313,332
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 4.899%, 4/15/2047	3/26/2014*	15,000,000	13,734,159	14,537,310
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.758%, 6/15/2047	6/27/2014*	10,500,000	9,927,853	9,970,548
Muir Woods CLO Ltd., Series 2012-1A, Class E, 6.731%, 9/14/2023	5/13/2013	2,500,000	2,522,856	2,500,750

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 4.733%, 1/23/2024	11/20/2012*	$5,050,000	$4,860,180	$5,054,545
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.017%, 6/2/2025	5/29/2013	1,000,000	907,183	904,600
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.524%, 8/13/2025	9/26/2013	25,000,000	24,824,797	25,007,500
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.224%, 8/13/2025	7/25/2013	4,000,000	3,830,896	3,879,200
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 6.734%, 1/15/2024	5/29/2013*	6,300,000	6,282,236	6,014,610
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.213%, 3/20/2025	2/10/2014	5,000,000	4,475,125	4,374,000
OHA Credit Partners VI Ltd., Series 2012-6A, Class D, 4.724%, 5/15/2023	2/7/2013	3,000,000	3,023,200	3,000,300
Portola CLO Ltd., Series 2007-1A, Class E, 6.624%, 11/15/2021	4/15/2013	2,747,252	2,732,095	2,748,351
RAIT Trust, Series 2014-FL2, Class B, 2.302%, 5/13/2031	5/22/2014	650,000	645,469	641,875
Regatta III Funding Ltd., Series 2014-1A, Class D, 5.153%, 4/15/2026	2/25/2014	4,375,000	4,040,442	3,935,750
Saranac CLO I Ltd., Series 2013-1A, Class D, 3.785%, 10/26/2024	11/7/2013	4,000,000	3,695,811	3,712,400
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 3.734%, 10/20/2023	10/2/2013	8,000,000	7,494,240	7,548,000
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 4.734%, 10/20/2023	10/2/2013	13,100,000	11,420,499	11,636,730
Shackleton CLO Ltd., Series 2012-1A, Class D, 4.973%, 8/14/2023	2/25/2013	6,000,000	6,034,808	6,000,600

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
Shackleton CLO Ltd., Series 2013-3A, Class D, 4.034%, 4/15/2025	3/20/2013	$3,000,000	$2,826,140	$2,873,100
SolarCity LMC LLC, Series 2014-1, Class A, 4.590%, 4/20/2044	4/2/2014*	2,214,646	2,225,614	2,292,104
Sound Point CLO Ltd., Series 2012-1A, Class D, 4.814%, 10/20/2023	5/6/2013	2,000,000	2,012,694	2,001,600
Sound Point CLO Ltd., Series 2013-1A, Class B2L, 4.735%, 4/26/2025	5/6/2013*	7,000,000	6,404,700	6,259,400
Steele Creek CLO Ltd., Series 2014-1A, Class D, 3.634%, 8/21/2026	7/18/2014	2,000,000	1,831,864	1,831,864
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.184%, 8/21/2026	7/18/2014	2,000,000	1,982,856	1,982,856
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042	8/17/2012*	6,376,524	6,772,820	6,855,911
Store Master Funding LLC, Series 2013-1A, Class A1, 4.160%, 3/20/2043	3/20/2013	4,896,309	4,895,288	4,981,212
Store Master Funding LLC, Series 2013-3A, Class A2, 5.210%, 11/20/2043	11/21/2013*	14,853,694	14,956,807	15,615,837
Sudbury Mill CLO Ltd., Series 2013-1A, Class E, 4.983%, 1/17/2026	11/14/2013	5,000,000	4,580,044	4,561,000
TICC CLO LLC, Series 2012-1A, Class D1, 5.977%, 8/25/2023	11/9/2012*	7,000,000	6,966,228	7,000,000
Trade MAPS 1 Ltd., Series 2013-1A, Class D, 5.153%, 12/10/2018	12/6/2013	2,000,000	2,000,000	2,014,380
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 4.977%, 4/25/2026	2/28/2014	5,000,000	4,471,914	4,449,000

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 4.890%, 5/10/2063	5/7/2013	$7,000,000	$5,888,317	$6,365,138
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 4.958%, 8/10/2049	8/28/2013	3,500,000	3,458,780	3,750,723
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class E, 4.501%, 12/10/2045	5/13/2013	5,000,000	4,139,744	4,398,785
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class B, 3.649%, 3/10/2046	7/2/2014	190,000	184,336	187,646
Venture CDO Ltd., Series 2012-11A, Class E, 6.725%, 11/14/2022	4/17/2013	1,500,000	1,500,000	1,501,200
Venture X CLO Ltd., Series 2012-12A, Class E, 5.529%, 2/28/2024	5/20/2013*	10,000,000	9,760,952	9,394,000
Vibrant CLO II Ltd., Series 2013-2A, Class C, 3.833%, 7/24/2024	8/13/2013	3,000,000	2,832,689	2,838,000
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.133%, 7/24/2024	8/13/2013	3,200,000	2,892,053	2,929,920
Vibrant CLO Ltd., Series 2012-1A, Class C, 4.733%, 7/17/2024	5/20/2013	10,200,000	10,294,450	10,200,000
Voya CLO Ltd., Series 2014-3A, Class D, 5.233%, 7/25/2026	7/10/2014	1,750,000	1,591,824	1,591,800
Washington Mill CLO Ltd., Series 2014-1A, Class D, 3.676%, 4/20/2026	4/11/2014	5,000,000	4,784,053	4,771,000
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.076%, 4/20/2026	4/11/2014	5,000,000	4,623,727	4,584,000
West CLO Ltd., Series 2012-1A, Class D, 6.736%, 10/30/2023	5/6/2013	5,000,000	5,029,787	5,003,500
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.803%, 11/15/2045	12/6/2013*	9,000,000	8,152,284	8,944,344

Angel Oak Multi-Strategy Income Fund

Notes to the Financial Statements - (continued)

July 31, 2014

(Unaudited)

NOTE 11. RESTRICTED SECURITIES - (continued)

Issuer Description	Acquisition Date	Principal Amount	Amortized Cost	Fair Value
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.001%, 6/15/2046	7/25/2014	$8,470,000	$7,871,852	$7,814,236
WF-RBS Commercial Mortgage Trust, Series 2013-C16, Class D, 4.984%, 9/15/2046	1/3/2014	4,000,000	3,625,535	3,962,458
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.127%, 12/15/2046	6/17/2014	8,229,000	8,003,312	8,165,258
Wind River CLO Ltd., Series 2012-1A, Class D, 5.234%, 1/15/2024	4/18/2013	4,000,000	4,009,874	4,012,400
Wind River CLO Ltd., Series 2012-1A, Class E, 5.484%, 1/15/2024	12/13/2013	5,000,000	4,719,682	4,729,000
TOTAL				$741,454,479

*	The security was purchased on multiple dates with the initial purchase date shown.

NOTE 12. LINE OF CREDIT

The Fund participates in a short-term credit agreement (“Line of Credit”) with Huntington National Bank. (“Huntington”). Under the terms of the agreement, the Fund may borrow up to $100 million at an interest rate of LIBOR plus 125 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $100 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. For the six months ended July 31, 2014, the Fund did not borrow under this Line of Credit.

NOTE 13. SUBSEQUENT EVENT

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. There were no items requiring adjustment of financial statements or additional disclosure.

VALUED ADVISERS TRUST

PRIVACY POLICY

The following is a description of the policies of the Valued Advisers Trust (the “Trust”) regarding disclosure of nonpublic personal information that shareholders provide to a series of the Trust (each, a “Fund”) or that the Fund collects from other sources. In the event that a shareholder holds shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of the financial intermediary would govern how shareholder nonpublic personal information would be shared with nonaffiliated third parties.

Categories of Information A Fund May Collect. A Fund may collect the following nonpublic personal information about its shareholders:

•

Information the Fund receives from a shareholder on applications or other forms, correspondence, or conversations (such as the shareholder’s name, address, phone number, social security number, and date of birth); and

•

Information about the shareholder’s transactions with the Fund, its affiliates, or others (such as the shareholder’s account number and balance, payment history, cost basis information, and other financial information).

Categories of Information A Fund May Disclose. A Fund may not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. A Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator, transfer agent, accountant and legal counsel) to process shareholder transactions and otherwise provide services to the shareholder.

Confidentiality and Security. Each Fund shall restrict access to shareholder nonpublic personal information to those persons who require such information to provide products or services to the shareholder. Each Fund shall maintain physical, electronic, and procedural safeguards that comply with federal standards to guard shareholder nonpublic personal information.

Disposal of Information. The Funds, through their transfer agent, have taken steps to reasonably ensure that the privacy of a shareholder’s nonpublic personal information is maintained at all times, including in connection with the disposal of information that is no longer required to be maintained by the Funds. Such steps shall include, whenever possible, shredding paper documents and records prior to disposal, requiring off-site storage vendors to shred documents maintained in such locations prior to disposal, and erasing and/or obliterating any data contained on electronic media in such a manner that the information can no longer be read or reconstructed.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (877) 625-3042 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

R. Jeffrey Young, Chairman

Ira Cohen

Andrea N. Mullins

OFFICERS

R. Jeffrey Young, Principal Executive Officer and President

Bryan W. Ashmus, Principal Financial Officer and Treasurer

John C. Swhear, Chief Compliance Officer, AML Officer and Vice-President

Carol J. Highsmith, Vice President and Secretary

Matthew J. Miller, Vice President

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

DISTRIBUTOR

Unified Financial Securities, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law Group TM

1130 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Huntington Asset Services, Inc.

2960 North Meridian Street, Suite 300

Indianapolis, IN 46208

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member FINRA/SIPC

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedules filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant’s board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not Applicable – filed with annual report

(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(3)	Not Applicable –

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Valued Advisers Trust

By
*	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/26/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
*	/s/ R. Jeffrey Young
R. Jeffrey Young, President and Principal Executive Officer

Date	9/26/2014

By
*	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer and Principal Financial Officer

Date	9/26/2014